As filed with the Securities and Exchange Commission on October 22, 2004

Securities Act File No. 333-70423

Investment Company Act of 1940 File No. 811-09195

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   / X /

Pre-Effective Amendment No.  /  /

Post-Effective Amendment No. 13 / X /

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   / X /

Amendment No. 15 / X /

SA Funds – Investment Trust

(Exact Name of Registrant as Specified in Charter)

3055 Olin Avenue, Suite 2000

San Jose, California 95128

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code: (408) 260-3100

Jennifer S. Fromm

Vice President, Secretary & Chief Compliance Officer

SA Funds – Investment Trust

10100 Santa Monica Boulevard, Suite 1050

Los Angeles, CA 90067

(Name and Address of Agent for Service)

Copies to:

Tom Reyes Vice President and Counsel State Street Bank and Trust Company One Federal Street, 9th Floor Boston, Massachusetts 02110	R. Darrell Mounts Counsel to the Trust Kirkpatrick & Lockhart LLP 1800 Massachusetts Avenue, NW, 2nd Floor Washington, D.C. 20036

It is proposed that this filing will become effective:  (check appropriate box)

 Immediately upon filing pursuant to paragraph (b)

X

 On October 28, 2004 pursuant to paragraph (b)

 60 days after filing pursuant to paragraph (a)(1)

 On _____ pursuant to paragraph (a)(1)

 75 days after filing pursuant to paragraph (a)(2)

 On _____ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SA Funds

Structured Assets for an Unstructured World

PROSPECTUS

SA Fixed Income Fund

SA U.S. Market Fund

SA U.S. HBtM Fund

SA U.S. Small Company Fund

SA International HBtM Fund

SA International Small Company Fund

SA FUNDS PRIVACY POLICY

October 28,

2004

An investment in the Funds is not a deposit of a bank and is not guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

Table of Contents

Asset Allocation

2

Risk/Return Summary

3

Risk/Return Information Common to the Funds

3

SA Fixed Income Fund

4

SA Equity Funds

9

SA U.S. Market Fund

11

SA U.S. HBtM Fund

14

SA U.S. Small Company Fund

17

SA International HBtM Fund

20

SA International Small Company Fund

23

Management

28

Your Account

29

Pricing of Fund Shares

33

Distributions

34

More About SA Funds

36

SA Fixed Income Fund

36

SA Equity Funds

37

Financial Highlights

44

See Back Cover for Additional Information and Privacy Policy

Asset Allocation

Each SA Fund has its own distinct risk and reward characteristics, investment objective, policies and strategies.  In addition to managing the SA Funds, LWI Financial Inc. (formerly Assante Asset Management Inc ..) ( the “adviser”) offers asset allocation strategy tools to certain clients, and the SA Funds are designed in part to implement those strategies.  The degree to which an investor’s portfolio is invested in the particular market segments and/or asset classes represented by the SA Funds varies, as does the investment risk/return potential represented by each SA Fund.  Some SA Funds may have more volatile returns than others.  Because of the historically low correlation among various asset classes, an investment in a portfolio of SA Funds representing a range of asset classes as part of an asset allocation strategy may reduce the strategy’s overall level of volatility.  As a result, an asset allocation strategy may reduce risk.

Asset allocation across appropriate asset classes (represented by the SA Funds) is the central theme of the adviser’s investment philosophy.   The adviser seeks to reduce risk further by creating portfolios that focus on specific asset classes.   The adviser then oversees Dimensional Fund Advisors Inc. (“Dimensional” or the “sub-adviser”), the SA Funds’ investment sub-adviser, which invests the assets of the SA Funds in the market or class represented by each SA Fund.  Dimensional adheres to a distinct investment discipline, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes.  Finally, the adviser monitors and evaluates the sub-adviser to ensure that it does not deviate from its stated investment philosophy or process.

Risk/Return Summary

This Risk/Return Summary briefly describes the goal and principal investment strategies of each of the SA Funds and the principal risks of investing in the SA Funds.  For further information on the SA Funds’ investment strategies and risks, please read the section entitled “More About SA Funds” and the SA Funds’ Statement of Additional Information.

Risk/Return Information Common to the Funds

Each SA Fund is a mutual fund.  A mutual fund pools shareholders’ money and, using professional investment management, invests it in securities.

Each SA Fund has its own investment goal and strategies for reaching that goal.  Each SA Fund’s assets are managed under the direction of the SA Funds’ adviser and sub-adviser.  The sub-adviser manages each SA Fund’s assets in a way that it believes will help each SA Fund achieve its goal.  However, investing in the SA Funds involves risks, and there is no guarantee that an SA Fund will achieve its goal.  Therefore, you could lose money on your investment in an SA Fund, just as you could with other investments.

The value of your investment in an SA Fund is based on the market prices of the securities the SA Fund holds.  These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers.  These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities an SA Fund owns and the markets in which they trade.

SA Fixed Income Fund

Goal

The Fund’s goal is to maximize total return available from a universe of high quality fixed income investments maturing in five years or less.

Principal Investment Strategies

The Fund pursues its goal by investing primarily in:

•

obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities;

•

obligations of other foreign issuers rated AA or better;

•

corporate debt obligations;

•

bank obligations;

•

commercial paper; and

•

obligations of supranational organizations, such as the World Bank and the European Investment Bank ..

Some U.S. government securities that the Fund may invest in, such as Treasury bills, notes and bonds, and securities guaranteed by Government National Mortgage Association (GNMA), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks and Federal Home Loan Mortgage Corporation, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association (FNMA), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  There is no guarantee that the U.S. government will support securities not backed by its full faith and credit.  Accordingly, although these securities historically have involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government’s full faith and credit.

The Fund will primarily invest in fixed income securities that mature within five years from the date of settlement.  The Fund has a non-fundamental investment policy that, under normal circumstances, it will invest at least 80% of its net assets in fixed income securities.  If at any time the Board of Trustees votes to reduce or eliminate the percentage requirement of this non-fundamental investment policy, shareholders will be notified at least sixty days prior to the change, and the Fund will change its name.

The Fund attempts to maximize its total return by increasing or decreasing its portfolio maturity length depending on prevailing interest rates.  For example, the sub-adviser may sell a shorter-term security and buy a longer-term security.  If interest rates fall, prices for the longer-term security will rise more than the shorter-term security.  Thus, capital appreciation is enhanced as well as total return.  The sub-adviser also allocates assets among countries in an attempt to maximize total return.

The Fund may use foreign currency exchange contracts to hedge foreign currency risks.  The Fund may also engage in short-term trading, enter into futures and options contracts and lend portfolio securities.  These investments and techniques are described under “More About SA Funds”.

Principal Risks

The share price of the Fund and the Fund’s yield may change daily because of changes in interest rates and other market conditions and factors.  Therefore, you may lose money if you invest in the Fund.

The principal risks that apply to the Fund are:

• Interest Rate Risk:  In general, bond prices rise when interest rates fall and fall when interest rates rise.  Longer-term bonds are generally more sensitive to interest rate changes than shorter-term bonds.  Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund’s share price will fluctuate in response to interest rate changes.

• Credit (or Default) Risk:  It is possible that some of the issuers will not make payments on debt securities held by the Fund, or there could be defaults on repurchase agreements held by the Fund.  Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund.  A change in the quality rating of a bond can affect the bond’s liquidity and make it more difficult for the Fund to sell.  If any of these events were to occur, the Fund might suffer a loss.

• Debt Securities Risk:  Certain debt instruments may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of mortgage or government securities, but not both.  The value of these types of instruments may change more drastically than debt securities that pay both principal and interest during periods of changing interest rates.  Principal only mortgage-backed securities generally increase in value if interest rates decline, but are also subject to the risk of prepayment.  Interest only instruments generally increase in value in a rising interest rate environment when fewer of the underlying mortgages are prepaid.

• Foreign Securities and Currency Risk:  Investments by the Fund in foreign (non-U.S.) securities involve risks in addition to those of U.S. securities.  Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies.  Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers.  The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.  A further risk is that a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies.

• Hedging Risk:  Forward currency exchange contracts may be used to hedge foreign currency risk.  Hedging tends to limit any potential gain that may be realized if the value of the Fund’s portfolio holdings increases because of currency fluctuations.  In addition, hedging may increase the Fund’s expenses.  There is also a risk that a forward currency exchange contract intended as a hedge may not perform as intended, in which case the Fund may not be able to minimize the effects of foreign currency fluctuations and may suffer a loss.

• Derivatives Risk:  The Fund may experience losses as a result of its use of futures, options and forward currency exchange contracts, which are forms of derivatives.  The main risk with derivatives is that the Fund may lose more money than its initial investment in the derivative.

Performance

The bar chart and table below give some indication of the risks of an investment in the Fund.  The bar chart shows the Fund’s performance for each calendar year since inception.  The table shows the Fund’s average annual total returns for different calendar periods over the life of the Fund compared to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

SA Fixed Income Fund

Total Return

(per calendar year)

Bar chart:

2000 5.90%

2001 5.27%

2002 10.59%

2003 2.02%

Best and Worst Quarterly Performance

(During the periods shown above)

Best Quarter:

Q9/30/02

 5.37%

Worst Quarter:

Q12 /31/ 03

(0. 65 )%

The year-to-date return as of September 30, 2004 for the Fund was 2. 59%.

Average Annual Total Returns (for periods ended 12/31/ 03)	One Year	Since Inception
Return Before Taxes	2.02%	5.66%(a)
Return After Taxes on Distributions	1.54%	4. 07%
Return After Taxes on Distributions and Sale of Fund Shares	2.77%	3.98%
Lehman Brothers Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	4.11%	7.96 (b)

(a)  Since July 29, 1999

(b) Lehman Brothers Aggregate Bond Index is a market capitalization weighted broad index of U.S. investment-grade fixed income securities with maturities of over one year.  Performance for the benchmark is not available from July 29, 1999 (the commencement of Fund operations).  For that reason, the benchmark’s performance is shown from July 31, 1999.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  If there is a capital loss at the end of a period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result.  After-tax returns shown may not be directly relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of SA Fixed Income Fund.  The Fund has no sales charge (load), redemption fees or exchange fees, although some institutions may charge you a fee for shares you buy or sell through them.

ANNUAL FUND OPERATING EXPENSES(1)

(expenses that are deducted from Fund assets)

as a % of net assets

Management/Advisory Fees	0.84%
Other Expenses (2)
Shareholder Servicing Fees	0.25%
Other Operating Expenses	0. 24%
Total Other Expenses	0. 49%
Total Annual Fund Operating Expenses	1. 34%
Fee Waivers and/or Expense Reimbursement	(0. 34 )%
Net Expenses (3)	1.00%

(1)

Annual Fund Operating Expenses are based on operating expenses incurred by the Fund for the fiscal year ended June 30, 2004 ..

(2)

Other expenses include an administration fee paid to the adviser and all other ordinary operating expenses not listed above.

(3)

The adviser has contractually agreed to waive its management fees and/or to reimburse expenses to the extent necessary to limit the Fund’s total operating expenses to the amount shown in the above table.  This agreement will remain in effect until July 15, 2009, at which time it may be continued, modified or eliminated, and net expenses will be adjusted as necessary.  The adviser may elect to recapture any amounts waived or reimbursed subject to the following conditions:  (1) the adviser must request reimbursement within three years from the end of the year in which the waiver/reimbursement is made, (2) the Board of Trustees must approve the reimbursement, (3) reimbursement will be made if, and to the extent that, the Fund does not exceed its operating expense limitation after giving effect to the reimbursement, and (4) the adviser may not request or receive reimbursements for the reductions and waivers before payment of the Fund’s operating expenses for the current year.

Example

This example is intended to help you compare the cost of investing in SA Fixed Income Fund to the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as shown in the table above and that all dividends and distributions are reinvested.  Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

1 year  $103*

3 years  $320*

5 years  $555*

10 years  $1, 452 **

*

The example is based on net expenses after reduction for fee waivers or reimbursements.

**

The example is based on net expenses after reduction for fee waivers or reimbursements through July 15, 2009, and thereafter is based on gross expenses.

SA EQUITY FUNDS

SA U.S. Market Fund

SA U.S. HBtM Fund

SA U.S. Small Company Fund

SA International HBtM Fund

SA International Small Company Fund

Investment Terms:

Market Capitalization

Market capitalization (or “market cap”) is the number of shares of a company’s stock outstanding multiplied by the price per share.

Market Capitalization Weighting

A portfolio or index is market capitalization weighted when the amount of stock in the portfolio or index is proportionate to that stock’s market capitalization compared to all of the stocks in the portfolio or index.  The higher the stock’s relative market cap, the greater its representation in the portfolio or index will be.

Market Capitalization Weighted Approach

For the purposes of this Prospectus, when investing on a market capitalization weighted basis, a market capitalization weighted approach will be used, which may include adjusting that weighting to consider such factors as free float, trading strategies, liquidity management and other factors that the sub-adviser determines appropriate, given market conditions.

Total Market Capitalization

For the purposes of this Prospectus, total market capitalization of U.S. stocks is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), American Stock Exchange (“AMEX”) and the Nasdaq Stock Market® (“Nasdaq”).

Equity Investment Approach

The sub-adviser believes that equity investing should involve a long-term view and a focus on asset class (for example, small company stocks or large company stocks) selection.  Accordingly, the sub-adviser does not engage in market-timing or conventional stock selection.  The sub-adviser places a premium on limiting portfolio turnover and does not take defensive positions in anticipation of negative investment conditions.

The sub-adviser generally structures a Fund’s portfolio by:

•

Selecting a starting universe of securities (for example, all publicly traded U.S. common stocks).

•

Creating a sub-set of companies meeting the sub-adviser’s investment guidelines for each particular Fund.

•

Excluding certain companies after analyzing various factors (for example, solvency or involvement in a merger).

•

Purchasing stocks using a Market Capitalization Weighted Approach.

About Tax-Efficient Management Techniques

The sub-adviser may use the following tax-efficient management techniques with respect to SA U.S. HBtM Fund, SA U.S. Small Company Fund and SA International HBtM Fund in an attempt to minimize taxable distributions by those Funds, particularly distributions of net short-term capital gains and current income, which are taxed at a higher rate than net long-term capital gains.

• Minimizing sales of securities that result in capital gains.

• Maximizing the extent to which any realized net capital gains are long-term (taxable to individuals at a lower capital gains tax rate).

• Minimizing dividend income.

• Realizing losses to offset gains, when prudent to do so.

• Limiting portfolio turnover, when prudent to do so.

SA U.S. Market Fund

Goal

The Fund’s goal is to achieve long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by generally investing in the following asset class (or “target universe”): all common stocks that are traded on a principal U.S. exchange or on the over-the-counter market in the U nited States ..  As of the date of this Prospectus, the sub-adviser considers securities of companies whose market capitalizations generally are in the highest 96% of total market capitalization to be in the Fund’s target universe.  As of September 30, 2004 , generally, the market capitalization of a company in the highest 96% of total market capitalization was approximately $ 638 million or more.  This dollar amount may change due to market conditions.

The Fund has a non-fundamental investment policy that, under normal circumstances, it will invest at least 80% of its net assets in U.S. securities.  If at any time the Board of Trustees votes to reduce or eliminate the percentage requirement of this non-fundamental investment policy, shareholders will be notified at least sixty days prior to the change, and the Fund will change its name.  The sub-adviser considers securities that are traded on a principal U.S. exchange or on the over-the-counter market in the U nited States to be U.S. securities.

Because it would be very expensive to buy and sell all of the stocks in the Fund’s target universe, the sub-adviser uses a technique known as “sampling”.  Sampling means that the sub-adviser selects stocks that it believes will recreate in terms of market capitalization the Fund’s target universe.

The Fund also invests less than 5% of its total assets in the U.S. Micro Cap Portfolio , an investment company that invests exclusively in stocks of very small U.S. companies.  Dimensional, the sub-adviser of the Fund, is the adviser of the U.S. Micro Cap Portfolio.

The Fund may also invest a portion of its assets in fixed income securities and may lend a portion of its portfolio securities.

Principal Risks

The share price of the Fund may change daily based on market conditions and other factors.  Therefore, you may lose money if you invest in the Fund.  The principal risks that apply to the Fund are:

• Market Risk: The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, general economic conditions, and/or investor behavior that leads investors’ perceptions of value to diverge from fundamental value.  Price changes may be temporary or last for extended periods.

• Large Company Stock Risk: Larger, more established companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

• Medium-Size Company Stock Risk: The stocks of medium-size companies may have more risks than those of larger companies.  They may be more susceptible to market downturns, and their prices may be more volatile.

• Small Company Stock Risk: The stocks of small companies may have more risks than those of larger companies.  Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.  As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of the Fund’s portfolio.  In addition, small company stocks typically trade in lower volume, making them more difficult to sell.  Generally, the smaller the company size, the greater these risks.

Performance

The bar chart and table below give some indication of the risks of an investment in the Fund.  The bar chart shows the Fund’s performance for each calendar year since inception.  The table shows the Fund’s average annual total returns for different calendar periods over the life of the Fund compared to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

SA U.S. Market Fund

Total Return

(per calendar year)

Bar Chart:

2000 -1.96%

2001 -10.39%

2002 -21.35%

2003 29.92%

Best and Worst Quarterly Performance

(During the periods shown above)

Best Quarter:

Q6/30/03 16.19%

Worst Quarter: Q9/30/02 (17.04)%

The year-to-date return as of September 30, 2004 for the Fund was 1 ..09%.

Average Annual Total Returns (for periods ended 12/31/ 03)	One Year	Since Inception
Return Before Taxes	29.92%	0.02%(a)
Return After Taxes on Distributions	29.69%	(0.15)%
Return After Taxes on Distributions and Sale of Fund Shares	19.45%	(0.08)%
Wilshire 5000 Total Market Index (reflects no deductions for fees, expenses, or taxes)	31.63%	( 1 ..31)%(b)

(a)  Since August 5, 1999

(b) Wilshire 5000 Total Market Index is a market capitalization weighted broad index of all U.S.-headquartered equity securities.  Performance for the benchmark is not available from August 5, 1999 (the commencement of Fund operations).  For that reason, the benchmark’s performance is shown from July 31, 1999.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  If there is a capital loss at the end of a period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result.  After-tax returns shown may not be directly relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

SA U.S. HBtM Fund

Goal

The Fund’s goal is to achieve long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by generally investing in a target universe consisting of common stocks of large cap U.S. companies traded on a principal U.S. exchange or on the over-the-counter market in the U nited States .. that the sub-adviser believes are value (“HBtM” or “High Book-to-Market”) stocks at the time of purchase.  The sub-adviser considers value stocks primarily to be those of companies with high book values (values that are derived from companies’ balance sheets) in relation to their market values (values that are derived by multiplying the market price per share of a company’s stock by the number of outstanding shares of that stock).  In measuring value, the Fund may also consider such factors as price-to-cash flow or price-to-earnings ratios, economic conditions and developments in the company’s industry.  The criteria used for assessing value are subject to change from time to time.  As of the date of this Prospectus, the sub-adviser considers companies whose market capitalizations generally are in the highest 90% of total market capitalization to be large cap companies.  As of September 30, 2004 , generally, the market capitalization of a company in the highest 90% of total market capitalization was approximately $1. 71 billion or more.  This dollar amount may change due to market conditions.

The Fund has a non-fundamental investment policy that, under normal circumstances, it will invest at least 80% of its net assets in U.S. securities. If at any time the Board of Trustees votes to reduce or eliminate the percentage requirement of this non-fundamental investment policy, shareholders will be notified at least sixty days prior to the change, and the Fund will change its name.  The sub-adviser considers securities that are traded on a principal U.S. exchange or on the over-the-counter market in the U nited States to be U.S. securities.

The sub-adviser may use a variety of tax-efficient management techniques, when consistent with the Fund’s strategies and operational needs, in an attempt to minimize adverse tax consequences to shareholders of the Fund.

The Fund may also invest a portion of its assets in fixed income securities and may lend a portion of its portfolio securities.

Principal Risks

The share price of the Fund may change daily based on market conditions and other factors.  Therefore, you may lose money if you invest in the Fund.  The principal risks that apply to the Fund are:

• Market Risk: The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, general economic conditions, and/or investor behavior that leads investors’ perceptions of value to diverge from fundamental value.  Price changes may be temporary or last for extended periods.

• Value Stocks Risk: Value stocks may underperform when the market strongly favors growth stocks over value stocks.  In addition, a value stock may not reach what the sub-adviser believes is its full market value, or its intrinsic value may go down.

• Large Company Stock Risk: Larger, more established companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

Performance

The bar chart and table below give some indication of the risks of an investment in the Fund.  The bar chart shows the Fund’s performance for each calendar year since inception.  The table shows the Fund’s average annual total returns for different calendar periods over the life of the Fund compared to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

SA U.S. HBtM Fund

Total Return

(per calendar year)

Bar Chart:

2000 8.56%

2001 0.87%

2002 -24.48%

2003 36.42%

Best and Worst Quarterly Performance

(During the periods shown above)

Best Quarter:

Q6/30/03 20.67%

Worst Quarter: Q9/30/02 (20.00)%

The year-to-date return as of September 30, 2004 for the Fund was 3.09%.

Average Annual Total Returns (for periods ended 12/31/ 03)	One Year	Since Inception
Return Before Taxes	36.42%	1.37%(a)
Return After Taxes on Distributions	36.26%	1.15%
Return After Taxes on Distributions and Sale of Fund Shares	23.67%	1.03%
Russell 1000 Value Index (reflects no deductions for fees, expenses, or taxes)
30.03%	1.91%(b)

(a)   Since August 5, 1999

(b) Russell 1000 Value Index is comprised of companies with the lowest price-to-book ratios within the Russell 1000 Index.  Russell 1000 Index is a market capitalization weighted broad index of 1000 large capitalization U.S. companies.  Performance for the benchmark is not available from August 5, 1999 (the commencement of Fund operations).  For that reason, the benchmark’s performance is shown from July 31, 1999.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  If there is a capital loss at the end of a period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result.  After-tax returns shown may not be directly relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

SA U.S. Small Company Fund

Goal

The Fund’s goal is to achieve long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by generally investing in a target universe consisting of common stocks of small cap companies traded on a principal U.S. exchange or on the over-the-counter market in the U nited States ..  As of the date of this Prospectus, the sub-adviser considers companies whose market capitalizations generally are in the lowest 8% of total market capitalization to be small cap companies.  As of September 30, 2004 , generally, the market capitalization of a company in the lowest 8% of total market capitalization was approximately $1. 33 billion or less.  This dollar amount may change due to market conditions.

The Fund has a non-fundamental investment policy that, under normal circumstances, it will invest at least 80% of its net assets in securities of U.S. small cap companies.  If at any time the Board of Trustees votes to reduce or eliminate the percentage requirement of this non-fundamental investment policy, shareholders will be notified at least sixty days prior to the change, and the Fund will change its name.  The sub-adviser considers securities that are traded on a principal U.S. exchange or on the over-the-counter market in the U nited States to be U.S. securities.

The sub-adviser may use a variety of tax-efficient management techniques, when consistent with the Fund’s strategies and operational needs, in an attempt to minimize adverse tax consequences to shareholders of the Fund.

The Fund may also invest a portion of its assets in fixed income securities and may lend a portion of its portfolio securities.

Principal Risks

The share price of the Fund may change daily based on market conditions and other factors.  Therefore, you may lose money if you invest in the Fund.  The principal risks that apply to the Fund are:

• Market Risk: The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, general economic conditions, and/or investor behavior that leads investors’ perceptions of value to diverge from fundamental value.  Price changes may be temporary or last for extended periods.

• Small Company Stock Risk: The stocks of small companies may have more risks than those of larger companies.  Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.  As a result they may be more sensitive to changing economic conditions, which could increase the volatility of the Fund’s portfolio.  In addition, small company stocks typically are traded in lower volume, making them more difficult to sell.  Generally, the smaller the company size, the greater these risks.

Performance

The bar chart and table below give some indication of the risks of an investment in the Fund.  The bar chart shows the Fund’s performance for each calendar year since inception.  The table shows the Fund’s average annual total returns for different calendar periods over the life of the Fund compared to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

SA U.S. Small Company Fund

Total Return

(per calendar year)

Bar Chart:

2000 6.46%

2001 8.88%

2002 -22.79%

2003 49.46%

Best and Worst Quarterly Performance

(During the periods shown above)

Best Quarter:

Q6/30/03 25.00%

Worst Quarter: Q9/30/01 (21.56)%

The year-to-date return as of September 30, 2004 for the Fund was 2.70%.

Average Annual Total Returns (for periods ended 12/31/ 03)	One Year	Since Inception
Return Before Taxes	49.46%	10.18%(a)
Return After Taxes on Distributions	49.46%	10.15%
Return After Taxes on Distributions and Sale of Fund Shares	32.15%	8.83%
Russell 2000 Index (reflects no deductions for fees, expenses, or taxes)	47.25%	8.25 (b)

(a) Since August 5, 1999

(b) Russell 2000 Index is a market capitalization weighted broad index of 2000 small capitalization U.S. companies.  Performance for the benchmark is not available from August 5, 1999 (the commencement of Fund operations).  For that reason, the benchmark’s performance is shown from July 31, 1999.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  If there is a capital loss at the end of a period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result.  After-tax returns shown may not be directly relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

SA International HBtM Fund

Goal

The Fund’s goal is to achieve long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by generally investing its assets in a target universe consisting of common stocks of large non-U.S. companies that the sub-adviser believes are value (“HBtM” or “High Book-to-Market”) stocks at the time of purchase.  The sub-adviser primarily considers value stocks to be those of companies with high book values (values that are derived from companies’ balance sheets) in relation to their market values (values that are derived by multiplying the market price per share of a company’s stock by the number of outstanding shares of that stock).  In measuring value, the sub-adviser may also consider such factors as price-to-cash flow or price-to-earnings ratios, economic conditions and developments in the company’s industry.  The criteria used for assessing value are subject to change from time to time.

The Fund invests in companies in countries with developed markets ..  As of the date of this Prospectus, the Fund is authorized to invest in the stocks of large companies in Australia, Austria, Belgium, Denmark , Finland, France , Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.  The sub-adviser will determine when and whether to invest in countries that have been authorized, depending on a number of factors, such as asset growth in the Fund and characteristics of each country’s market.  The sub-adviser may authorize other countries for investment in the future, in addition to the countries listed above.  In addition, the Fund may continue to hold securities of developed market countries that are not listed above as authorized countries, but had been authorized for investment in the past ..  Under normal market conditions, the sub-adviser intends to invest in companies organized or having a majority of their operating income in at least three non-U.S. countries.

The sub-adviser intends to invest in the stocks of large companies.  The sub-adviser determines company size on a country - or region - specific basis and based primarily on market capitalization.  In the countries or regions authorized for investment, the sub-adviser first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations.  The sub-adviser then determines the universe of eligible stocks by defining the minimum market capitalization of a large company that may be purchased by the Fund with respect to each country or region.  As of September 30, 2004 , on an aggregate basis for the Fund, the sub-adviser considers large companies to be those companies with a market capitalization of at least $ 800 million.  This threshold will vary by country and region and will change with market conditions.

The Fund intends to purchase securities within each applicable country using a market capitalization weighted approach.  The sub-adviser, using this approach and its best judgment, will seek to set country weights based on the relative market capitalization of eligible large companies within each country.

The sub-adviser may use a variety of tax-efficient management techniques, when consistent with the Fund’s strategies and operational needs, in an attempt to minimize adverse tax consequences to shareholders of the Fund.

The Fund may also invest a portion of its assets in fixed income securities and may lend a portion of its portfolio securities.

Principal Risks

The share price of the Fund may change daily based on market conditions and other factors.  Therefore, you may lose money if you invest in the Fund.  The principal risks that apply to the Fund are:

• Market Risk: The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, general economic conditions, and/or investor behavior that leads investors’ perceptions of value to diverge from fundamental value.  Price changes may be temporary or last for extended periods.

• Foreign Securities and Currency Risk: Investments by the Fund in foreign (non-U.S.) securities involve risks in addition to those of U.S. securities.  Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies.  Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers.  The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.  A further risk is that a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies.

• Large Company Stock Risk: Larger, more established companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

• Value Stocks Risk: Value stocks may underperform when the market strongly favors growth stocks over value stocks.  In addition, a value stock may not reach what the sub-adviser believes is its full market value, or its intrinsic value may go down.

Performance

The bar chart and table below give some indication of the risks of an investment in the Fund.  The bar chart shows the Fund’s performance for each calendar year since inception.  The table shows the Fund’s average annual total returns for different calendar periods over the life of the Fund compared to those of a broad-based securities market index.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

SA International HBtM Fund

Total Return

(per calendar year)

Bar Chart:

2000 -0.11%

2001 -12.82%

2002 -14.84%

2003 45.93%

Best and Worst Quarterly Performance

(During the periods shown above)

Best Quarter: Q6/30/03 22.06%

Worst Quarter: Q9/30/02 (20.38)%

The year-to-date return as of September 30, 2004 for the Fund was 9.19%.

Average Annual Total Returns (for periods ended 12/31/03)	One Year	Since Inception
Return Before Taxes	45.93%	1.89%(a)
Return After Taxes on Distributions	45.75%	1.74%
Return After Taxes on Distributions and Sale of Fund Shares	30.13%	1.58%
MSCI EAFE Value Index (reflects no deductions for fees, expenses, or taxes)	46.32%	1.30%(b)

(a)   Since August 5, 1999

(b) Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Value Index is comprised of companies within the MSCI EAFE Index having characteristics such as low market-to-book ratios.  MSCI EAFE Index is an index of securities listed on the stock exchanges of 21 developed market countries other than the United States.  Performance for the benchmark is not available from August 5, 1999 (the commencement of Fund operations).  For that reason, the benchmark’s performance is shown from July 31, 1999.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  If there is a capital loss at the end of a period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result.  After-tax returns shown may not be directly relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

SA International Small Company Fund

Goal

The Fund’s goal is to achieve long-term capital appreciation.

Principal Investment Strategies

The Fund is a feeder fund in a master-feeder relationship, which means that instead of buying securities directly, it invests substantially all of its assets in another mutual fund, the International Small Company Portfolio of DFA Investment Dimensions Group Inc. (the “Master Fund”), which has the same investment objective as the Fund.  The Master Fund, in turn, is a fund-of-funds that invests in the following series of The DFA Investment Trust Company (the “Underlying Funds”):  The Japanese Small Company Series (the “Japanese Series”), The United Kingdom Small Company Series (the “United Kingdom Series”), The Continental Small Company Series (the “Continental Series”) and The Pacific Rim Small Company Series (the “Pacific Rim Series”).

The Master Fund and the Underlying Funds are advised by Dimensional, the sub-adviser of SA International Small Company Fund.  Dimensional invests the assets of each Underlying Fund by determining the amount of each security to be purchased using a Market Capitalization Weighted Approach.

For as long as the

Fund invests its assets in the Master Fund, Dimensional will not receive any sub-advisory fee for its sub-advisory services to SA International Small Company Fund.  Dimensional receives an administration fee and an investment advisory fee through its management of the Master Fund and the Underlying Funds.  Dimensional has agreed to this fee arrangement in order to prevent any duplication of fees in this multi-tier structure.

As of the date of this Prospectus, the Master Fund invests its assets in the Underlying Funds within the following ranges (expressed as a percentage of the Master Fund’s assets):

Underlying Fund	Investment Range
Japanese Series	15% - 40%
United Kingdom Series	15% - 35%
Continental Series	25%-50%
Pacific Rim Series	0% - 25%

Dimensional periodically determines the allocations of the Master Fund’s investments among the Underlying Funds and may change the allocations from time to time.  The Underlying Funds invest in countries that Dimensional views as developed market countries, such as the United Kingdom, France, Germany, and Japan, and will not invest in emerging market countries.

The Fund may withdraw its investment in the Master Fund at any time if the Board of Trustees determines that it is in the best interest of the Fund and its shareholders to do so.  If this happens, the Fund’s assets either will be invested in another master fund or will be invested directly according to the investment policies and restrictions described in this Prospectus.

In reviewing the investment objectives and policies of SA International Small Company Fund in this Prospectus, you should assume that the investment objectives and policies of the Master Fund are the same in all material respects as those of the Fund and that, at times when the Fund has invested its assets in the Master Fund, the descriptions of the Fund’s investment strategies and risks should be read as also applicable to the Master Fund.

Principal Risks

The share price of the Fund may change daily based on market conditions and other factors.  Therefore, you may lose money if you invest in the Fund.  The principal risks that apply to the Fund are:

• Market Risk: The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, general economic conditions, and/or investor behavior that leads investors’ perceptions of value to diverge from fundamental value.  Price changes may be temporary or last for extended periods.

• Small Company Stock Risk: The stocks of small companies may have more risks than those of larger companies.  Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.  As a result they may be more sensitive to changing economic conditions, which could increase the volatility of the Fund’s portfolio.  In addition, small company stocks typically are traded in lower volume, making them more difficult to sell.  Generally, the smaller the company size, the greater these risks.

• Foreign Securities and Currency Risk: Investments in foreign (non-U.S.) securities involve risks in addition to those of U.S. securities.  Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies.  Issuers of foreign securities are generally not subject to the same degree of regulations as are U.S. issuers.  The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.  A further risk is that a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies.

Performance

The bar chart and table below give some indication of the risks of an investment in the Fund.  The bar chart shows the Fund’s performance for each calendar year since inception.  The table shows the Fund’s average annual total returns for different calendar periods over the life of the Fund compared to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

SA International Small Company Fund

Total Return

(per calendar year)

Bar Chart:

2000 -7.40%

2001 -11.50%

2002 0.46%

2003 56.45%

Best and Worst Quarterly Performance

(During the periods shown above)

Best Quarter:

Q6/30/03 22.97%

Worst Quarter: Q9/30/01 (13.29)%

The year-to-date return as of September 30, 2004 for the Fund was 15.76%.

Average Annual Total Returns (for periods ended 12/31/ 03)	One Year	Since Inception
Return Before Taxes	56.45%	6.69%(a)
Return After Taxes on Distributions	56.08%	6.21%
Return After Taxes on Distributions and Sale of Fund Shares	36.68%	5.47%
S &P/Citigroup Extended Market Index – EPAC (reflects no deductions for fees, expenses, or taxes)	52.95%	3.20%(b)

(a) Since August 5, 1999

(b) S &P/Citigroup Extended Market Index – EPAC (EMI) is compiled by Citigroup Global Markets Inc.  The EMI defines the small-capitalization equity universe, representing the bottom 20% of the available capitalization, and 75% of the number of issues, of each country in the S &P/Citigroup Broad Market Index.  The EMI is calculated gross of withholding taxes and is capitalization weighted.   Performance for the benchmark is not available from August 5, 1999 (the commencement of Fund operations).  For that reason, the benchmark’s performance is shown from July 31, 1999.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  If there is a capital loss at the end of a period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result.  After-tax returns shown may not be directly relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of an SA Equity Fund.  The Funds have no sales charge (load), redemption fees or exchange fees, although some institutions may charge you a fee for shares you buy or sell through them.

Annual Fund Operating Expenses (1)

(expenses that are deducted from Fund assets)

as a % of net assets

	SA U.S. Market Fund	SA U.S. HBtM Fund	SA U.S. Small Company Fund	SA Intl. HBtM Fund	SA Intl. Small Company Fund (4)
Management/Advisory Fees	0.70%	0.92%	1.03%	1.03%	0.65%
Other Expenses (2) Shareholder Servicing Fees Other Operating Expenses Total Other Expenses	0.25% 0. 28% 0. 53%	0.25% 0. 32% 0. 57%	0.25% 0. 44% 0.69%	0.25% 0. 30% 0. 55%	0.25% 0. 38% 0. 63%
Total Annual Fund Operating Expenses	1. 24%	1. 51%	1.74%	1.71%	1. 31%
Fee Waiver and/or Expense Reimbursement	(0. 16 )%	(0. 38 )%	(0. 46 )%	(0.18)%	(0. 03 )%
Net Expenses (3)	1.08%	1.13%	1.28%	1.53%	1.28%

(1)

Annual Fund Operating Expenses are based on operating expenses incurred by the Funds for the fiscal year ended June 30, 2004 ..

(2)

Other expenses include an administration fee paid to the adviser and all other ordinary operating expenses not listed above.

(3)

The adviser has contractually agreed to waive its management fees and/or to reimburse expenses to the extent necessary to limit each Fund’s total operating expenses to the amounts shown in the above table.  This agreement will remain in effect until July 15, 2009, at which time this agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary.  The adviser may elect to recapture any amounts waived or reimbursed subject to the following conditions:  (1) the adviser must request reimbursement within three years from the end of the year in which the waiver/reimbursement is made, (2) the Board of Trustees must approve the reimbursement, (3) reimbursement will be made if, and to the extent that, the relevant Fund does not exceed its operating expense limitation after giving effect to the reimbursement, and (4) the adviser may not request or receive reimbursements for the reductions and waivers before payment of the relevant Fund’s operating expenses for the current year.

(4)

With respect to SA International Small Company Fund, the amounts set forth in the table reflect only those expenses incurred directly by the Fund.  The expenses incurred by the Master Fund and the Underlying Funds are reflected in the valuation of the Fund’s investment in the Master Fund.   Because these expenses are passed indirectly, rather than directly , to the Fund and its shareholders, these expenses are not reflected in the table.  For the fiscal year ended November 30, 2003 , the total annual operating expenses of the Master Fund were 0.71% of its net assets.

Example

This example is intended to help you compare the cost of investing in an SA Equity Fund to the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in a Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that each Fund’s operating expenses remain the same as shown in the table above and that all dividends and distributions are reinvested.  Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

SA U.S. Market Fund

1 year  $111*

3 years  $345*

5 years  $598*

10 years  $1, 427 **

SA U.S. HBtM Fund

1 year  $116*

3 years  $361*

5 years  $625*

10 years  $1, 627 **

SA U.S. Small Company Fund

1 year  $131*

3 years  $408*

5 years  $706*

10 years  $1, 846 **

SA International HBtM Fund

1 year  $157*

3 years  $487*

5 years  $840*

10 years  $1, 947 **

SA International Small Company Fund

1 year  $131*

3 years  $408*

5 years  $706*

10 years  $1, 572 **

*

The example is based on net expenses after reduction for fee waivers or reimbursements.

**

The example is based on net expenses after reduction for fee waivers or reimbursements through July 15, 2009, and thereafter is based on gross expenses.

MANAGEMENT

Adviser

LWI Financial Inc., 3055 Olin Avenue, Suite 2000, San Jose, California 95128 , is the Funds’ investment adviser.   The adviser provides investment advisory and administrative services to individuals, pension and profit sharing plans, trusts, estates, charitable organizations and other business entities.  As of September 30, 2004 , the adviser had approximately $ 2 billion in assets under management.

The adviser, in its capacity as investment adviser, handles the business affairs of the Funds and oversees the Funds’ sub-adviser.  The adviser has received exemptive relief from the U.S. Securities and Exchange Commission that permits the adviser to enter into investment advisory agreements with sub-advisers without obtaining shareholder approval.  The adviser, subject to the review and approval of the Board of Trustees of the Trust, selects sub-advisers for the Funds and supervises and monitors the performance of each sub-adviser.  The exemptive relief also permits the adviser, subject to approval by the Board, to replace sub-advisers or amend advisory agreements without shareholder approval when the adviser and the Board believe such action will benefit a Fund and its shareholders.

In its capacity as administrator, the adviser provides administrative services to the Funds.

Sub-Adviser

Dimensional Fund Advisors Inc., 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401, serves as investment sub-adviser to the Funds.  Since its organization in May 1981, Dimensional has provided investment management services to institutional investors and to other mutual funds.  Dimensional presently serves as the investment adviser to four other investment companies – The DFA Investment Trust Company, DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc. and Dimensional Emerging Markets Value Fund Inc.  As of September 30, 2004 , Dimensional managed over $53 billion in assets.

Dimensional also serves as investment adviser to the Master Fund in which SA International Small Company Fund invests, the Underlying Funds in which the Master Fund invests and the U.S. Micro Cap Portfolio, in which SA U.S. Market Fund invests less than five percent of its assets.

Investment decisions for the Funds are made by the Investment Committee of Dimensional, which meets on a regular basis and also as needed to consider investment issues.  The Investment Committee is composed of certain officers and directors of Dimensional who are elected annually.  Dimensional also provides each Fund with a trading department and selects brokers and dealers to effect securities transactions.

Securities transactions are placed with a view to obtaining the best price and execution of such transactions.  Dimensional is authorized to pay a higher commission to a broker, dealer or exchange member than another such organization might charge if it determines, in good faith, that the commission paid is reasonable in relation to the research or brokerage services provided by such organization.

Management Fees

The following chart shows the aggregate annual investment management fees that each Fund paid to the adviser during the fiscal year ended June 30, 2004 ..  The adviser is responsible for paying the investment management fees to the sub-adviser.  Please refer to the Fees and Expenses Table in the “Risk/Return Summary” section of this Prospectus for more information about the fees payable to the adviser and fee waivers.

Investment Management Fee Paid

During the Fiscal Year Ended June 30, 2004

(expressed as percentage of average daily net assets)

SA Fixed Income Fund

0. 75%

SA U.S. Market Fund

0. 68%

SA U.S. HBtM Fund

0. 80%

SA U.S. Small Company Fund

0.86%

SA International HBtM Fund

0.86%

SA International Small Company Fund

0.65%

Your Account

This section describes how to do business with SA Funds and the services that are available to shareholders.

How to Reach SA Funds

By telephone:

(800) 366-7266

Call for account information 8:00 a.m. to 5:00 p.m. Pacific time, Monday through Friday.

By mail:

3055 Olin Avenue

Suite 200 0

San Jose, California 95128

Purchasing Shares

Only clients of certain financial representatives are eligible to purchase shares of the Funds.

If you are making an initial investment, you must submit a fully executed account application and funds for the purchase in the form of a check, electronic transfer or wire transfer.

You or your financial representative should notify the adviser of any proposed investment.

If you purchase shares through an omnibus account maintained by a securities firm or through another financial intermediary, the firm may charge you an additional fee, which will reduce your investment accordingly.

Incomplete Purchase Requests

SA Funds will attempt to notify you or your financial representative promptly if any information necessary to process your request is missing.  Once the information is obtained, you will receive the next-determined net asset value per share (“NAV”).

Timing of Requests

All requests received by SA Funds’ transfer agent, or other authorized intermediary, before 4:00 p.m. Eastern time on a business day of the Funds will be executed at that day’s NAV ..  Orders received after 4:00 p.m. Eastern time will be executed at the following business day’s NAV.  Authorized intermediaries acting on a purchaser’s behalf are responsible for transmitting orders by the deadline.  Each day a Fund calculates its NAV is a business day of that Fund.

Redeeming Shares

You or your financial representative may redeem shares at any time by furnishing a redemption request to the adviser in proper form.  In proper form means that all required documents are completed, signed and received.

Incomplete Redemption Requests

SA Funds will attempt to notify you or your financial representative promptly if any information necessary to process your request is missing.  Once the information is obtained, you will receive the next-determined NAV.

Timing of Requests

All requests received in proper form by SA Funds, or an authorized intermediary, before 4:00 p.m. Eastern time on a business day of the Funds will be executed the same day, at that day’s NAV.  Requests received after 4:00 p.m. Eastern time will be executed the following business day, at that day’s NAV.

Wire Transactions

A fee of $10 will be deducted from all proceeds sent by wire, and your bank may charge an additional fee to receive wired funds.

Redeeming Shares Recently Purchased

If you redeem shares before the check or electronic funds transfer (ACH) for those shares has been collected, you will not receive the proceeds until your initial payment has cleared.  This may take up to 15 days after your purchase was recorded (in rare cases, longer).  If you open an account with shares purchased by wire, you cannot redeem those shares until your application has been processed.

Accounts with Low Balances

If the total value of your SA Funds account holdings falls below $10,000 as a result of redeeming or exchanging shares, SA Funds may send you a notice asking you to bring the account back up to $10,000 or to close it out.  If you do not take action within 60 days, SA Funds may redeem your shares and mail the proceeds to you at the account’s address of record.

Exchanges

There is no fee to exchange shares among SA Funds.  However, because an exchange is treated as a redemption and a purchase, an investor could realize a taxable gain or loss on the transaction.  The exchange privilege is not intended as a way to speculate on short-term movements in the markets.   Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Funds or otherwise adversely affect the Funds, the exchange privilege may be terminated.  Excessive use of the exchange privilege is defined as any pattern of exchanges among the Funds by an investor that evidences market timing.

You may acquire shares of the Funds by exchanging shares of the SSgA Money Market Fund and may exchange your shares of the Funds for shares of the SSgA Money Market Fund, if such shares are offered in your state of residence.  The SSgA Money Market Fund is a portfolio of the SSgA Funds.  The SSgA Funds are an open-end management investment company with multiple portfolios advised by SSgA Funds Management, Inc., State Street Financial Center, One Lincoln Street , Boston , Massachusetts 02111 , and are not affiliated with SA Funds or SA Funds’ distributor.  Prior to making such an exchange, you should carefully read the prospectus for the SSgA Money Market Fund.  You can obtain a copy of the prospectus through your financial representative or by calling the adviser at (800) 366-7266.  The exchange privilege is not an offering or recommendation on the part of SA Funds or their distributor of an investment in the SSgA Money Market Fund.

The SSgA Money Market Fund’s non- fundamental investment objective is to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar denominated securities ..

An investment in the SSgA Money Market Fund is neither insured nor guaranteed by the U.S. Government or by SSgA Funds Management, Inc.  There is no assurance that the SSgA Money Market Fund will maintain a stable net asset value of $1.00 per share.

Frequent Trading – Market Timing

Frequent trading into and out of the Funds can disrupt portfolio investment strategies, harm performance and increase expenses for all shareholders, including long-term shareholders who do not generate these costs.  The Funds are designed for long-term investors, and are not intended for market timing or excessive trading activities.  Market timing activities include purchases and sales of Fund shares in response to short-term market fluctuations.  The Funds may refuse or cancel purchase orders for any reason, without prior notice, particularly purchase orders that the Funds believe are made on behalf of market timers.  The Funds and their agents reserve the right to reject any purchase request by any investor, financial institution or retirement plan indefinitely if a Fund or the Fund’s adviser believes that any combination of trading activity in the accounts is potentially disruptive to the Fund.  The Funds may impose further restrictions on trading activities by market timers in the future.

Additional Policies for Purchases, Redemptions and Exchanges

• SA Funds reserves the right to reject any purchase order.

• At any time, SA Funds may change any of their purchase, redemption or exchange procedures, and may suspend sale of their shares.

• SA Funds may delay sending your redemption proceeds for up to seven days, or longer if permitted by the U.S. Securities and Exchange Commission.

• In the interest of economy, SA Funds do not issue share certificates.

• SA Funds reserve the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities.  The shareholder may pay transaction costs to dispose of these securities.

• SA Funds may authorize certain financial intermediaries to accept purchase, redemption and exchange orders from their customers on behalf of SA Funds.  Other intermediaries may also be designated to accept such orders, if approved by SA Funds.  Authorized intermediaries are responsible for transmitting orders on a timely basis.  An SA Fund will be deemed to have received an order when the order is accepted in proper form from the authorized intermediary, and the order will be priced at the SA Fund’s NAV next determined.

Individual Retirement Accounts

You also may acquire shares of an SA Fund by contributing to an individual retirement account (“IRA”) made available by that SA Fund, if you qualify for ownership of an IRA.  IRAs made available by SA Funds may be subject to an annual fee.  You can obtain more information regarding IRAs offered by SA Funds through your financial representative or by calling the adviser at (800) 366-7266.

Important Notice Regarding Delivery of Shareholder Documents

When SA Funds send shareholders certain legal documents, such as this Prospectus, they may employ a technique commonly known as “householding”, in which a single copy of the relevant document is sent to all shareholders at a common address.  (SA Funds will not household personal information documents, such as account statements.)  The adviser considers this method of providing shareholders important information to be more efficient and cost-effective than sending multiple copies of the same document to a single address.  If you agree, you do not need to take any action; SA Funds will continue householding your documents for as long as you are a shareholder.  However, if at any time you would like to request that SA Funds do not employ householding on your account(s), you may do so by calling (800) 366-7266.  SA Funds will provide you with an individual copy of each document you request within 30 days of receiving your request.

Identity Verification Procedures Notice

The USA PATRIOT Act of 2001 and federal regulations require financial institutions, including mutual funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts.  When completing a new account application, you will be required to supply SA Funds with information, such as your taxpayer identification number, that will assist SA Funds in verifying your identity.  Until such verification is made, SA Funds may temporarily limit additional share purchases.  In addition, SA Funds may limit additional share purchases or close an account if they are unable to verify a customer’s identity.  As required by law, SA Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

Pricing of Fund Shares

Each SA Fund’s NAV is calculated on each day the New York Stock Exchange is open.  In certain limited circumstances, each Fund, in its discretion, may calculate its NAV on other days and accept purchases and redemptions on those days.  NAV is the value of a single share of an SA Fund.  NAV is calculated by (1) taking the current market value of an SA Fund’s total assets, (2) subtracting that SA Fund’s liabilities and expenses and (3) dividing the result by the total number of shares owned by shareholders.

SA Funds calculate NAV as of the close of regular business on the New York Stock Exchange, normally 4:00 p.m. Eastern time.  If the New York Stock Exchange closes early, SA Funds accelerate calculation of NAV and corresponding transaction deadlines to that time.

Market or fair values of SA Funds’ portfolio securities are determined as follows:

• Equity securities listed on an exchange or stock market for which market quotations are readily available: according to the official closing price, if any, or the last quoted sale price of the day (on the exchange where the security is primarily traded).

• In the absence of recorded sales for listed equity securities:  according to the mean between the most recent quoted bid and asked prices.

• Unlisted equity securities for which market quotations are readily available:  mean between the most recent quoted bid and asked prices.

• Bond and other fixed income securities: based on prices provided by an independent pricing service.

• Shares of an investment company: at the investment company’s net asset value.

• All other securities: at fair value as determined in good faith by or under the direction of the Board of Trustees of SA Funds.

Trading in foreign securities may be completed at times that vary from the closing of the New York Stock Exchange.  SA Funds value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange.  Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the New York Stock Exchange.  Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.  Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange.  If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.

Foreign securities may trade in their primary markets on weekends or other days when SA Funds do not price their shares.  Therefore, the value of the portfolio of an SA Fund holding foreign securities may change on days when shareholders will not be able to buy or redeem shares.

Distributions

As a shareholder of a Fund, you are entitled to distributions of your share of its net income and gains on its investments.  Each SA Fund distributes substantially all of its earnings to its shareholders ..  When a Fund earns dividends from stocks and interest from debt securities and distributes these earnings to its shareholders, it is called a dividend distribution.  An SA Fund realizes capital gains when it sells securities for a higher price than it paid and has net capital gains (if any) when the gains it realizes on sales of securities exceed losses it realizes on sales of other securities.  When these net gains are distributed to shareholders, it is called a capital gain distribution.  Dividend distributions may be made several times a year, while capital gain distributions are generally made on an annual basis.

SA Fixed Income Fund pays dividends, if any, quarterly.

SA Equity Funds pay dividends, if any, annually.

Each SA Fund distributes net capital gains, if any, at least annually.

You will receive distributions from an SA Fund in additional shares of that Fund unless you elect to receive your distributions in cash.  If you wish to receive distributions in cash, you may either indicate your request on your account application or you or your financial representative may notify the adviser by calling (800) 366-7266.

Your investment in an SA Fund will have tax consequences that you should consider.  Some of the more common federal tax consequences are described here, but you should consult your tax advisor about your own particular situation.

Taxes on Distributions

Unless you hold SA Fund shares through an IRA or other tax-advantaged account, you will generally have to pay federal income tax on all SA Fund distributions.  Your distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the SA Fund.  Distributions that are derived from net capital gain (that is, the excess of net long-term capital gain , which is gain recognized on capital assets held for more than one year, over net short-term capital loss) generally will be taxed as long-term capital gains.  Dividend distributions and distributions of the excess of net short-term capital gain over net long-term capital loss generally will be taxed to you as ordinary income.  A portion of dividend distributions from the SA Equity Funds , however, may qualify as “qualified dividend income” (“QDI”) and be eligible for taxation, for individuals, at their maximum long-term capital gains tax rate (5% or 15%).  The tax you pay on a given capital gain distribution generally depends on how long the SA Fund held the portfolio securities it sold; it does not depend on how long you held your SA Fund shares.  Your eligibility for QDI taxation will, however, depend on your satisfying a holding period and certain other requirements ..

SA Fixed Income Fund expects that its distributions will consist primarily of ordinary income that is not QDI ..  SA Equity Funds expect that their distributions will consist primarily of net capital gains.

You are required to report all SA Fund distributions on your federal income tax return.  Each year SA Funds or your custodian will send you information detailing the amount of dividends, which includes short-term capital gains, the part thereof that is QDI and net capital gain distributed to you for the previous year.

Taxes on Redemptions or Exchanges

If you redeem your shares of an SA Fund or exchange them for shares of another SA Fund, you generally will be subject to tax on any net gain.  Your taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a redemption) or the value of the shares received (in the case of an exchange).  Because your tax basis depends on the original purchase price and the price at which any distributions may have been reinvested, you should be sure to keep your account statements so that you or your tax preparer will be able to determine whether a redemption or exchange will result in a taxable gain.

Other Considerations

If you buy shares in an SA Fund just before it makes a distribution, you will receive some of the purchase price back in the form of a taxable distribution.

By law, SA Funds must withhold and remit to the U.S. Treasury 28% of distributions and redemption proceeds otherwise payable to you (if you are an individual or other non-corporate taxpayer) if you have not provided a complete, correct taxpayer identification number, and 28% of those distributions if you are otherwise subject to backup withholding.

MORE ABOUT SA FUNDS

SA Fixed Income Fund

The Fund’s principal strategies and risks are summarized on prior pages in the section entitled “SA Fixed Income Fund”.  Below is further information about the Fund’s principal investments and strategies and the associated risks.  The Fund may also use strategies and invest in securities as described in the Statement of Additional Information.  The Fund’s objective may be changed without shareholder approval.

Short-Term Trading.  The Fund may engage in short-term trading, which could produce higher trading costs and taxable distributions.  Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

Securities Lending.  The Fund may seek additional income by lending portfolio securities to qualified institutions.  By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional income gains or losses.  If the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

Maturity Risk Premiums.  The sub-adviser will manage the Fund with a view toward capturing maturity risk premiums.  The term “maturity risk premium” means the anticipated incremental return on investment for holding securities with maturities of longer than one month compared to securities with a maturity of one month.  In implementing this strategy, although the Fund will primarily invest in foreign obligations, the Fund may invest in U.S. obligations when the sub-adviser believes that foreign securities do not offer maturity risk premiums that compare favorably with those offered by U.S. securities.

Defensive Investing.  The Fund does not take temporary defensive positions in anticipation of negative investment conditions.  When a fund engages in defensive investing, it may not achieve its investment objective.

Derivatives.  The Fund may use futures, options and forward currency exchange contracts, which are forms of derivatives.  Derivatives are financial contracts the value of which is based on a security, a currency exchange rate or a market index.  Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or speculation (taking a position in the hope of increasing return).  The Fund will not use derivatives for speculative purposes. The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.  With some derivatives, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Fund.

The Fund may, but is not required to, use forward currency exchange contracts to hedge foreign currency risks.  A forward currency exchange contract is an obligation to exchange one currency for another on a future date at a specified exchange rate.  These contracts are privately negotiated transactions and can have substantial price volatility.  When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of the Fund’s foreign holdings increases because of currency fluctuations.

The Fund may, but is not required to, use futures contracts and options on futures contracts, but only for the purpose of remaining fully invested and to maintain liquidity to pay redemptions.  A futures contract obligates the holder to buy or sell an asset in the future at an agreed-upon price.  When the Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified price during the option period.  When the Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised.  Futures contracts and options present the following risks: imperfect correlation between the change in market value of the Fund’s portfolio securities and the price of futures contracts and options; the possible inability to close a futures contract when desired; losses due to unanticipated market movements, which are potentially unlimited; and the possible inability of the investment management team to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors.

Description of Investments

• U.S. Government Obligations – Debt securities issued by the U.S. Treasury that are direct obligations of the U.S. Government, including bills, notes and bonds.

• U.S. Government Agency Obligations – Debt securities issued or guaranteed by U.S. Government-sponsored instrumentalities and federal agencies, including the Federal National Mortgage Association, Federal Home Loan Bank and the Federal Housing Administration.

• Corporate Debt Obligations – Nonconvertible corporate debt securities (e.g., bonds and debentures) that are issued by companies whose commercial paper is rated Prime 1 by Moody’s Investors Service, Inc.  (“Moody’s”) or A1 by Standard & Poor’s Rating Services (“S&P”), and dollar-denominated obligations of foreign issuers issued in the U.S.  If the issuer’s commercial paper is unrated, then the debt security would have to be rated at least AA by S&P or Aa2 by Moody’s.  If there is neither a commercial paper rating nor a rating of the debt security, then the sub-adviser must determine that the debt security is of comparable quality to equivalent issues of the same issuer rated at least AA or Aa2.

• Bank Obligations – Obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit) and bankers’ acceptances.  Bank certificates of deposit will only be acquired from banks having assets in excess of $1 billion.

• Commercial Paper – Rated, at the time of purchase, A1 or better by S&P or Prime 1 by Moody’s, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated AAA by Moody’s or AAA by S&P, and having a maximum maturity of nine months.

• Repurchase Agreements – Instruments through which the Fund purchases securities (“underlying securities”) from a bank, or a registered U.S. Government securities dealer, with an agreement by the seller to repurchase the security at an agreed price, plus interest at a specified rate.  The underlying securities will be limited to U.S. Government and agency obligations described above.  The Fund will not enter into a repurchase agreement with a duration of more than seven days if, as a result, more than 15% of the value of the Fund’s net assets would be so invested.  The Fund will not enter into repurchase agreements with a bank unless the bank has at least $1 billion in assets.

• Foreign Government and Agency Obligations – Bills, notes, bonds and other debt securities issued or guaranteed by foreign governments, or their agencies and instrumentalities.

• Supranational Organization Obligations – Debt securities of supranational organizations such as the World Bank, which are chartered to promote economic development.

• Foreign Issuer Obligations – Debt securities of non-U.S. issuers rated AA or better by S&P or Aa2 or better by Moody’s.

• Eurodollar Obligations – Debt securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States.

The Fund’s investments may include both fixed and floating rate securities.  Floating rate securities bear interest at rates that vary with prevailing market rates.  Interest rate adjustments are made periodically (e.g., every six months), usually based on a money market index such as the London Interbank Offered Rate (LIBOR) or the Treasury bill rate.

SA Equity Funds

The Funds’ principal strategies and risks are summarized on prior pages in the section entitled “SA Equity Funds”.  Below is further information about each Fund’s principal investments and strategies and their associated risks.  The Funds may also use strategies and invest in securities as described in the Statement of Additional Information.  Each Fund’s objective may be changed without shareholder approval.

Portfolio Construction

SA U.S. Market Fund.  SA U.S. Market Fund is approximately market capitalization weighted.  A company’s stock may not be purchased if (i) in the sub-adviser’s judgment, the issuer is in extreme financial difficulty, (ii) the issuer is involved in a merger or consolidation or is the subject of an acquisition or (iii) a significant portion of the issuer’s securities are closely held.  Further, the Fund will not acquire securities of real estate investment trusts (except as part of a merger, consolidation or acquisition of assets).

SA U.S. HBtM Fund.  SA U.S. HBtM Fund is approximately market capitalization weighted.  On not less than a semi-annual basis, the sub-adviser will calculate the book-to-market ratio necessary to determine those companies whose stock may be eligible for investment by the Fund.

SA International HBtM Fund.   SA International HBtM Fund is approximately market capitalization weighted.   The sub-adviser may reset the market capitalization floor from time to time to reflect changing market conditions.  The weighting of certain countries in the Fund may vary from their weighting in international indices such as those published by The Financial Times, Morgan Stanley Capital International or S &P/Citigroup ..

It is the sub-adviser’s belief that the value stocks of large companies offer, over a long term, a prudent opportunity for capital appreciation, but, at the same time, selecting a limited number of such issues for inclusion in the Fund involves greater risk than including a large number of them.

SA U.S. Small Company Fund and SA International Small Company Fund.  SA U.S. Small Company Fund and each Underlying Fund in which the Master Fund invests (collectively the “Small Company Funds”) are approximately market capitalization weighted.

The decision to include or exclude the shares of an issuer is made on the basis of such issuer’s relative market capitalization determined by reference to other companies located in the same country, except that with respect to the Continental Series and the Pacific Rim Series, such determination shall be made by reference to other companies located in all countries in which those Underlying Funds invest.  Company size is measured in terms of local currencies in order to eliminate the effect of variations in currency exchange rates, except that the Continental Series and the Pacific Rim Series each will measure company size in terms of a common currency.  Even though a company’s stock may meet the applicable market capitalization criterion of a particular Small Company Fund, it may not be purchased if (i) in the sub-adviser’s judgment, the issuer is in extreme financial difficulty, (ii) the issuer is involved in a merger or consolidation or is the subject of an acquisition, (iii) a significant portion of the issuer’s securities are closely held or (iv) in the sub-adviser’s judgment the issuer may be a “passive foreign investment company” (as defined in the Internal Revenue Code of 1986, as amended ).  Further, none of the Small Company Funds will acquire the securities of real estate investment trusts (except as part of a merger, consolidation or acquisition of assets).

If any Small Company Fund must sell securities in order to obtain funds to make redemption payments, that Small Company Fund may repurchase such securities as additional cash becomes available.  In most instances, however, the sub-adviser would anticipate selling securities that had appreciated sufficiently to be eligible for sale and, therefore, would not need to repurchase such securities.

It is the sub-adviser’s belief that the stocks of small companies offer, over a long term, a prudent opportunity for capital appreciation, but, at the same time, selecting a limited number of such issues for investment involves greater risk than investing in a large number of them.

On a periodic basis, the sub-adviser reviews the holdings of each Small Company Fund and determines which, at the time of such review, are no longer considered small U.S., Japanese, United Kingdom, European or Pacific Rim companies.  The present policy of the sub-adviser (except with respect to SA U.S. Small Company Fund) is to consider portfolio securities for sale when they have appreciated sufficiently to no longer be in the desired market capitalization range for the relevant Fund as determined periodically by the sub-adviser; however, the sub-adviser is not required to dispose of a security if the security’s issuer is no longer in the desired market capitalization range.  The sub-adviser may, from time to time, revise that policy if, in the opinion of the sub-adviser, such revision is necessary to maintain appropriate market capitalization weighting.

Portfolio Transactions.  Portfolio investments of SA U.S. Market Fund, SA U.S. HBtM Fund, SA U.S. Small Company Fund, SA International HBtM Fund and the Underlying Funds of the Master Fund of SA International Small Company Fund, will generally be made in eligible securities using a market capitalization weighted basis.  Securities in each Fund’s portfolio will not be purchased or sold based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.  Securities in each Fund’s portfolio which have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general.  Securities in each Fund’s portfolio will not be sold to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held.  Securities in each Fund’s portfolio, including those eligible for purchase, may be disposed of at any time when, in the sub-adviser’s judgment, circumstances, including but not limited to tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices, warrant their sale.  Generally, securities in each Fund’s portfolio will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer considered an appropriate holding in light of the investment policy of the relevant Fund.

Deviation from Market Capitalization Weighting.  The investment portfolios of SA U.S. Market Fund, SA U.S. HBtM Fund, SA U.S. Small Company Fund, SA International HBtM Fund and the Underlying Funds of the Master Fund of SA International Small Company Fund use a market capitalization weighted approach.  Market capitalization weighting may be adjusted by the sub-advisor for a variety of factors resulting in deviation from market capitalization weighting.  First, the sub-adviser may adjust the market capitalization weighting for free float by excluding the share capital of a company that is not freely available for trading in the public equity markets by international investors.  The sub-adviser may also exclude the stock of a company that meets each Fund’s applicable market capitalization criterion if the sub-adviser determines in its best judgment that the purchase of such stock is inappropriate given other conditions.  Deviation also will occur because the sub-adviser intends to purchase in round lots only.  Furthermore, the sub-adviser may reduce the relative amount of any security held from the level of strict adherence to market capitalization weighting, in order to retain sufficient portfolio liquidity.  A portion, but generally not in excess of 20%, of each Fund’s assets may be invested in interest-bearing obligations, such as money market instruments, thereby causing further deviation from strict market capitalization weighting.  A further deviation may occur due to investments by each Fund in privately placed convertible debentures.  Finally, the tax management strategies undertaken by SA U.S. HBtM Fund, SA U.S. Small Company Fund and SA International HBtM Fund may cause deviation from market capitalization weighting.

Block purchases of eligible securities may be made at opportune prices even though such purchases exceed the number of shares that, at the time of purchase, strict adherence to the policy of market capitalization weighting would otherwise require.  In addition, securities eligible for purchase by each Fund or otherwise represented in the portfolio of each Fund may be acquired in exchange for the issuance of shares.  While such transactions might cause a temporary deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of assets.

Changes in the composition and relative ranking (in terms of market capitalization) of the stocks that are eligible for purchase by each Fund take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities.  On at least a semi-annual basis, the sub-adviser will determine those companies eligible for investment by a Fund (other than SA U.S. Market Fund).  Additional investments generally will not be made in securities that have changed in value sufficiently to be excluded from the sub-adviser’s then-current market capitalization requirement for eligible portfolio securities, but not by a sufficient amount to warrant their sale.

Country weights may be based on the total market capitalization of companies within each country.  The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy.

Securities Lending.  Each Fund may seek to earn additional income by lending portfolio securities to qualified institutions.  By reinvesting any cash collateral a Fund receives in these transactions, it could realize additional gains or losses.  If the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

Fixed Income Securities.  Each Fund may invest in fixed income securities.  Risks of these securities include:

• Interest rate risk:  Increases in prevailing interest rates will cause fixed income securities held by a Fund to decline in value.  The magnitude of the decline will be greater for longer-term fixed income securities than for shorter-term fixed income securities.

• Credit (default) risk:  It is possible that some of the issuers will not make payments on debt securities held by a Fund, or there could be defaults on repurchase agreements held by a Fund.  Or, an issuer may suffer adverse changes in financial condition that could lower the credit quality of a security held by a Fund, leading to greater volatility in the price of the security and in shares of a Fund.  A change in the quality rating of a bond held by a Fund can affect the bond’s liquidity and make it more difficult for the Fund to sell.  If any of these events were to occur, the Fund might suffer a loss.

Cash Management.  Each Fund may invest up to 20% of its assets in short-term, high quality, highly-liquid, fixed income obligations such as money market instruments and short-term repurchase agreements pending investment or for liquidity purposes.

Master-Feeder Structure.  Each Fund reserves the right to convert to a “master-feeder” structure at a future date.  Under such a structure, generally one or more feeder funds invest all of their assets in a master fund, which, in turn, invests directly in a portfolio of securities.  A Fund will notify shareholders prior to any such conversion.

SA International Small Company Fund

The allocation of the assets of the Master Fund to be invested in the Underlying Funds will be determined by Dimensional on at least a semi-annual basis.  In setting the target allocation, Dimensional will use a market capitalization weighted approach in considering the market capitalizations of all eligible companies in each of the Underlying Funds.   Dimensional expects to change the relative weights ascribed to each Underlying Fund, based on its updated market capitalization calculations, when it determines that fundamental changes in the relative values ascribed by market forces to each relevant geographic area have occurred.  To maintain target weights during the period, adjustments may be made by applying future purchases by the Master Fund in proportion necessary to rebalance the investment portfolio of the Master Fund.

Dimensional determines company size on a country - or region - specific basis and based primarily on market capitalization.   Dimensional first ranks eligible companies listed on selected exchanges in the specific country or region by market capitalization.   Dimensional then determines the universe of eligible stocks by defining the maximum market capitalization of a small company in that country or region.

Underlying Fund-Specific Policies.  The following are the investment policies of each Underlying Fund in which the Master Fund invests.

Japanese Series

The Japanese Series invests in a broad and diverse group of readily marketable stocks of Japanese small companies that are traded in the Japanese securities markets.  As a non-fundamental policy, under normal circumstances, the Japanese Series will invest at least 80% of its net assets in securities of Japanese small companies.  If the Japanese Series changes this investment policy, it will notify its shareholders at least 60 days in advance of the change and will change its name.

Dimensional measures company size based primarily on market capitalization.   Dimensional first ranks eligible companies listed on selected exchanges in Japan by market capitalization.   Dimensional then determines the universe of eligible stocks by defining the maximum market capitalization of a small company in Japan.  As of September 30, 2004, Dimensional considers Japanese small companies to be those companies with a market capitalization below $ 805 million.  This dollar amount will change due to market conditions.

The Japanese Series does not intend, however, to purchase shares of any company whose market capitalization is less than $5 million.  The Japanese Series intends to invest in the stock of eligible companies using a market capitalization weighted approach.

United Kingdom Series

The United Kingdom Series invests in a broad and diverse group of readily marketable stocks of United Kingdom small companies that are traded principally on the London Stock Exchange (“LSE”).  As a non-fundamental policy, under normal circumstances, the United Kingdom Series will invest at least 80% of its net assets in securities of United Kingdom small companies.  If the United Kingdom Series changes this investment policy, it will notify its shareholders at least 60 days in advance of the change and will change its name.

Dimensional measures company size based primarily on market capitalization.   Dimensional first ranks eligible companies listed on selected exchanges in the United Kingdom by market capitalization.   Dimensional then determines the universe of eligible stocks by defining the maximum market capitalization of a small company in United Kingdom.  As of September 30, 2004, Dimensional considers United Kingdom small companies to be those companies with a market capitalization below $1, 220 million.  This dollar amount will change due to market conditions.

The United Kingdom Series does not intend, however, to purchase shares of any company whose market capitalization is less than $5 million.  The United Kingdom Series intends to invest in the stock of eligible companies using a market capitalization weighted approach.

Continental Series

The Continental Series invests in a broad and diverse group of readily marketable stocks of small companies organized in certain European countries, whose shares are traded principally in securities markets located in those countries.  As of the date of this Prospectus, the Continental Series is authorized to invest in Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden and Switzerland.  As a non-fundamental policy, under normal circumstances, the Continental Series will invest at least 80% of its net assets in securities of small companies located in continental Europe.  If the Continental Series changes this investment policy, it will notify its shareholders at least 60 days in advance of the change and will change its name.

Dimensional measures company size on a country - or region - specific basis and based primarily on market capitalization.  In the countries or regions authorized for investment, Dimensional first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations.   Dimensional then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the Continental Series with respect to each country or region.  As of September 30, 2004 , on an aggregate basis for the Continental Series, Dimensional considers small companies to be those companies with a market capitalization below $2, 300 million.  This threshold will vary by country or region.  For example, as of September 30, 2004, Dimensional considers a small company in the European Monetary Union to have a market capitalization below $1, 520 million, a small company in Denmark to have a market capitalization below $1, 030 million, and a small company in Greece to have a market capitalization below $1, 520 million.  These dollar amounts will change due to market conditions.

The Continental Series does not intend, however, to purchase shares of any company whose market capitalization is less than $5 million.  The Continental Series intends to invest in the stock of eligible companies using a market capitalization weighted approach.  Dimensional may in its discretion either limit further investments in a particular country or divest the Continental Series of holdings in a particular country.

Pacific Rim Series

The Pacific Rim Series invests in a broad and diverse group of readily marketable stocks of small companies located in Australia, New Zealand and Pacific Rim Asian countries, whose shares are traded principally in securities markets located in those countries.  As a non-fundamental policy, under normal circumstances, the Pacific Rim Series will invest at least 80% of its net assets in securities of small companies located in Australia, New Zealand and Pacific Rim Asian countries.  If the Pacific Rim Series changes this investment policy, it will notify its shareholders at least 60 days in advance of the change and will change its name.

Dimensional measures company size on a country - specific basis and based primarily on market capitalization.  In the countries authorized for investment, the sub-adviser first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations.   Dimensional then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the Pacific Rim Series with respect to each country authorized for investment.  This threshold will vary by country.  As of September 30, 2004, Dimensional considers Pacific Rim small companies to be those companies with a market capitalization below $ 950 million in Australia, $ 1,025 million in Hong Kong, $ 920 million in New Zealand and $ 900 million in Singapore.  These dollar amounts will change due to market conditions.

The Pacific Rim Series does not intend, however, to purchase shares of any company whose market capitalization is less than $5 million.  The Pacific Rim Series intends to invest in the stock of eligible companies using a market capitalization weighted approach.  Dimensional may in its discretion either limit further investments in a particular country or divest the Pacific Rim Series of holdings in a particular country.

Master-Feeder Structure.  The aggregate amount of expenses for SA International Small Company Fund and the Master Fund may be greater than it would be if the Fund invested directly in the Underlying Funds or the securities held by the Underlying Funds.  However, the total expense ratio for the Fund is expected to be less over time than it would be if the Fund made such direct investments ..  This arrangement enables various institutional investors, including the Fund, to pool their assets, which may result in economies by spreading certain fixed costs over a larger asset base.  Through the daily calculation of the Master Fund’s NAV, the value of the investment in the Master Fund held by each shareholder in the Master Fund, including the Fund, will be adjusted to reflect each such shareholder’s proportionate share of the expenses of the Master Fund, which expenses will include the Master Fund’s share of the indirect operating expenses of the Underlying Funds.

The shares of the Master Fund and the Underlying Funds (collectively, “Other Funds”) are offered to institutional investors for the purpose of increasing the assets available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels.  Investment in the Other Funds by other institutional investors offers potential benefits to the Other Funds, and through its investment in the Master Fund, the Fund also.  However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Other Funds.  Also, if an institutional investor were to redeem its interest in an Other Fund , the remaining investors therein could experience higher pro rata operating expenses, thereby producing lower returns, and the Other Fund’s security holdings may become less diverse, resulting in increased risk.

Institutional investors that have a greater pro rata ownership interest in the Master Fund than the Fund does could have effective voting control over the operation of the Master Fund.

Other institutional investors, including other mutual funds, may invest in the Other Funds , and the expenses of such other funds and, correspondingly, their returns may differ from those of the Fund.  For information about the availability of investing in any Other Fund other than through the Fund, please contact DFA Investment Dimensions Group Inc. and The DFA Investment Trust Company at 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401, (310) 395-8005.

A redemption by the Fund of all or part of its investment in the Master Fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Fund.  Should such a distribution occur, the Fund could incur brokerage fees or other transaction costs in converting such securities to cash when necessary ..  In addition, a distribution in kind to the Fund could result in a less diversified portfolio of investments and could affect adversely its liquidity ..  Moreover, a distribution in kind , or in cash, by the Master Fund pursuant to a redemption will constitute a taxable exchange for federal income tax purposes, resulting in gain or loss to the Fund to the extent that the redemption distribution is more or less than the Fund’s cost basis in redeemed shares of the Master Fund ..  Any net capital gains so realized will be distributed to the Fund’s shareholders as described in the section entitled “Distributions”.

Financial Highlights

The financial highlights tables are intended to help shareholders understand each Fund’s financial performance for the period of the Fund’s operations.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions).  The information presented in the tables has been audited by PricewaterhouseCoopers LLP, the Funds’ independent registered public accounting firm , whose report, along with the Funds’ financial statements, is included in the Funds’ annual report to shareholders, and is incorporated by reference into the Statement of Additional Information.  You may obtain the annual report without charge by calling (800) 366-7266.

SA Fixed Income Fund

	Year Ended June 30, 2004	Year Ended June 30, 2003	Year Ended June 30, 2002	Year Ended June 30, 2001 (I Class)	Period Ended June 30, 2000 (I Class)*
Net Asset Value, Beginning of Period	$ 10.91	$ 10.21	$ 9.87	$ 10.04	$ 10.00
Income from Investment Operations:
Net investment income	0.24	0.31	0.30	0.44	0.35
Net realized and unrealized gain (loss) on investments	(0.44)	0.72	0.34	0.13	0.03
Total from investment operations	(0.20)	1.03	0.64	0.57	0.38
Less Distributions:
Dividends from net investment income	(0.27)	(0.26)	(0.28)	(0.74)	(0.34)
Distributions from capital gains	(0.34)	(0.07)	(0.02)	-	-
Total distributions	(0.61)	(0.33)	(0.30)	(0.74)	(0.34)
Net asset value, end of period	$ 10.10	$ 10.91	$ 10.21	$ 9.87	$ 10.04
Total Return (1)	(1.88)%	10.19%	6.59%	5.88%	3.90%
Net assets, end of period (000s)	$ 279,474	$ 179,059	$ 116,022	$ 45,455	$ 15,165
Ratio of net expenses to average net assets (2)	1.00%	0.89%	0.85%	0.87%	1.00%
Ratio of gross expenses to average net assets (2)(3)	1.34%	1.40%	1.59%	2.06%	3.08%
Ratio of net investment income to average net assets (2)	2.33%	3.00%	3.59%	4.20%	4.35%
Portfolio turnover rate (1)	83%	85%	77%	135%	20%
Without giving effect to the voluntary expense limitations described in Note 2 to the Financial Statements, net investment income per share would have been (3)	$ 0.20	$ 0.27	$ 0.24	$ 0.31	$ 0.18

* From commencement of operations, July 29, 1999.

(1) Periods less than one year are not annualized.

(2) Annualized for periods less than one year.

(3) Gross expenses before waivers and reimbursement of expenses.

SA U.S. Market Fund

	Year Ended June 30, 2004	Year Ended June 30, 2003	Year Ended June 30, 2002	Year Ended June 30, 2001 (I Class)	Period Ended June 30, 2000 (I Class)*
Net Asset Value, Beginning of Period	$ 8.54	$ 8.57	$ 10.26	$ 11.59	$ 10.00
Income from Investment Operations:
Net investment income	0.04	0.05	0.03	0.04	0.02
Net realized and unrealized gain (loss) on investments	1.59	(0.04)	(1.69)	(1.30)	1.57
Total from investment operations	1.63	0.01	(1.66)	(1.26)	1.59
Less Distributions:
Dividends from net investment income	(0.05)	(0.04)	(0.03)	(0.04)	-
Distributions from capital gains	-	-	-	(0.03)	-
Total distributions	(0.05)	(0.04)	(0.03)	(0.07)	-
Net asset value, end of period	$ 10.12	$ 8.54	$ 8.57	$ 10.26	$ 11.59
Total Return (1)	19.12%	0.17%	(16.20)%	(10.89)%	15.90%
Net assets, end of period (000s)	$ 289,473	$ 160,569	$ 108,053	$ 55,605	$ 16,188
Ratio of net expenses to average net assets (2)	1.08%	0.97%	0.92%	0.95%	1.08%
Ratio of gross expenses to average net assets (2)(3)	1.24%	1.38%	1.52%	1.87%	3.33%
Ratio of net investment income to average net assets (2)	0.52%	0.67%	0.43%	0.44%	0.43%
Portfolio turnover rate (1)	1%	2%	1%	16%	1%
Without giving effect to the voluntary expense limitations described in Note 2 to the Financial Statements, net investment income (loss) per share would have been (3)	$ 0.03	$ 0.02	$ (0.01)	$ (0.04)	$ (0.09)

* From commencement of operations, August 5, 1999.

(1) Periods less than one year are not annualized.

(2) Annualized for periods less than one year.

(3) Gross expenses before waivers and reimbursement of expenses.

SA U.S. HBtM Fund

	Year Ended June 30, 2004	Year Ended June 30, 2003	Year Ended June 30, 2002	Year Ended June 30, 2001 (I Class)	Period Ended June 30, 2000 (I Class)*
Net Asset Value, Beginning of Period	$ 8.70	$ 8.75	$ 11.02	$ 8.62	$ 10.00
Income from Investment Operations:
Net investment income	0.03	0.03	0.01	0.08	0.06
Net realized and unrealized gain (loss) on investments	2.09	(0.06)	(2.24)	2.46	(1.44)
Total from investment operations	2.12	(0.03)	(2.23)	2.54	(1.38)
Less Distributions:
Dividends from net investment income	(0.03)	(0.02)	(0.04)	(0.11)	-
Distributions from capital gains	-	-	-	(0.03)	-
Total distributions	(0.03)	(0.02)	(0.04)	(0.14)	-
Net asset value, end of period	$ 10.79	$ 8.70	$ 8.75	$ 11.02	$ 8.62
Total Return (1)	24.46%	(0.27)%	(20.31)%	29.69%	(13.80)%
Net assets, end of period (000s)	$ 164,555	$ 88,552	$ 57,664	$ 29,578	$ 6,987
Ratio of net expenses to average net assets (2)	1.13%	1.08%	1.05%	1.07%	1.13%
Ratio of gross expenses to average net assets (2)(3)	1.51%	1.75%	1.92%	2.61%	5.67%
Ratio of net investment income to average net assets (2)	0.35%	0.47%	0.23%	1.03%	1.57%
Portfolio turnover rate (1)	9%	7%	3%	26%	3%
Without giving effect to the voluntary expense limitations described in Note 2 to the Financial Statements, net investment loss per share would have been (3)	$ (0.00) **	$ (0.02)	$ (0.04)	$ (0.04)	$ (0.12)

* From commencement of operations, August 5, 1999.

** Amount rounds to less than $0.01 per share.

(1) Periods less than one year are not annualized.

(2) Annualized for periods less than one year.

(3) Gross expenses before waivers and reimbursement of expenses.

SA U.S. Small Company Fund

	Year Ended June 30, 2004	Year Ended June 30, 2003	Year Ended June 30, 2002	Year Ended June 30, 2001 (I Class)	Period Ended June 30, 2000 (I Class)*
Net Asset Value, Beginning of Period	$ 12.15	$ 12.24	$ 13.68	$ 12.58	$ 10.00
Income from Investment Operations:
Net investment loss	(0.05)	(0.03)	(0.05)	(0.03)	(0.01)
Net realized and unrealized gain (loss) on investments	4.14	(0.06)	(1.39)	1.16	2.59
Total from investment operations	4.09	(0.09)	(1.44)	1.13	2.58
Less Distributions:
Distributions from capital gains	-	-	-	(0.03)	-
Total distributions	-	-	-	(0.03)	-
Net asset value, end of period	$ 16.24	$ 12.15	$ 12.24	$ 13.68	$ 12.58
Total Return (1)	33.66%	(0.74)%	(10.52)%	9.02%	25.80%
Net assets, end of period (000s)	$ 143,032	$ 76,150	$ 53,854	$ 29,252	$ 6,836
Ratio of net expenses to average net assets (2)	1.28%	1.26%	1.25%	1.26%	1.28%
Ratio of gross expenses to average net assets (2)(3)	1.74%	2.11%	2.38%	3.32%	6.62%
Ratio of net investment loss to average net assets (2)	(0.44)%	(0.38)%	(0.51)%	(0.28)%	(0.18)%
Portfolio turnover rate (1)	6%	7%	5%	17%	4%
Without giving effect to the voluntary expense limitations described in Note 2 to the Financial Statements, net investment loss per share would have been (3)	$ (0.11)	$ (0.11)	$ (0.15)	$ (0.22)	$ (0.30)

* From commencement of operations, August 5, 1999.

(1) Periods less than one year are not annualized.

(2) Annualized for periods less than one year.

(3) Gross expenses before waivers and reimbursement of expenses.

SA International HBtM Fund

	Year Ended June 30, 2004		Year Ended June 30, 2003		Year Ended June 30, 2002		Year Ended June 30, 2001 (I Class)		Period Ended June 30, 2000 (I Class)*
Net Asset Value, Beginning of Period	$ 8.19		$ 8.54		$ 9.41		$ 9.99		$ 10.00
Income from Investment Operations:
Net investment income	0.08		0.07		0.03		0.09		0.11
Net realized and unrealized gain (loss) on investments	3.00		(0.38)		(0.79)		(0.60)		(0.08)
Total from investment operations	3.08		(0.31)		(0.76)		(0.51)		0.03
Less Distributions:
Dividends from net investment income	(0.09)		(0.04)		(0.07)		(0.06)		(0.04)
Distributions from capital gains	-		-		(0.04)		(0.01)		-
Total distributions	(0.09)		(0.04)		(0.11)		(0.07)		(0.04)
Net asset value, end of period	$ 11.18		$ 8.19		$ 8.54		$ 9.41		$ 9.99
Total Return (1)	37.76%		(3.51)%		(8.08)%		(5.15)%		0.36%
Net assets, end of period (000s)	$ 285,902		$ 154,892		$ 124,215		$ 60,642		$ 21,192
Ratio of net expenses to average net assets (2)	1.53%		1.47%		1.45%		1.47%		1.53%
Ratio of gross expenses to average net assets (2)	1.71	%(4)	1.71	% (3)	1.80	% (3)	2.10	% (3)	3.66	% (3)
Ratio of net investment income to average net assets (2)	0.94%		1.18%		0.91%		1.27%		2.22%
Portfolio turnover rate (1)	12%		13%		3%		12%		2%
Without giving effect to the voluntary expense limitations described in Note 2 to the Financial Statements, net investment income per share would have been (3)	$ 0.07		$ 0.07		$ 0.02		$ 0.05		$ 0.00	**

* From commencement of operations, August 5, 1999.

**Amount rounds to less than $0.01 per share.

(1) Periods less than one year are not annualized.

(2) Annualized for periods less than one year.

(3) Gross expenses before waivers and reimbursement of expenses.

(4) Gross expenses include effect of $265,139 of expense recapture by the adviser, an increase of 0.12% on an annualized basis.

SA International Small Company Fund

	Year Ended June 30, 2004		Year Ended June 30, 2003		Year Ended June 30, 2002		Year Ended June 30, 2001 (I Class)		Period Ended June 30, 2000 (I Class)*
Net Asset Value, Beginning of Period	$ 9.85		$ 9.16		$ 9.18		$ 10.42		$ 10.00
Income from Investment Operations:
Net investment income	0.16		0.04		0.01		0.05		0.17
Net realized and unrealized gain (loss) on investments	4.18		0.70		0.03		(1.11)		0.47
Total from investment operations	4.34		0.74		0.04		(1.06)		0.64
Less Distributions:
Dividends from net investment income	(0.08)		(0.05)		(0.06)		-		(0.22)
Distributions from capital gains	-		-		-		(0.18)		-
Total distributions	(0.08)		(0.05)		(0.06)		(0.18)		(0.22)
Net asset value, end of period	$ 14.11		$ 9.85		$ 9.16		$ 9.18		$ 10.42
Total Return (1)	44.21%		8.16%		0.47%		(10.15)%		5.84%
Net assets, end of period (000s)	$ 101,889		$ 54,466		$ 39,293		$ 17,850		$ 5,613
Ratio of net expenses to average net assets (2)	1.28%		1.28%		1.28%		1.29%		1.28%
Ratio of gross expenses to average net assets (2)	1.31	%(4)	1.62	% (3)	1.92	% (3)	3.04	% (3)	7.08	% (3)
Ratio of net investment income to average net assets (2)	1.35%		0.47%		0.39%		0.68%		0.95%
Portfolio turnover rate (1)	N/A		N/A		N/A		N/A		25%
Without giving effect to the voluntary expense limitations described in Note 2 to the Financial Statements, net investment income (loss) per share would have been (3)	$ 0.16		$ 0.01		$ (0.01)		$ (0.08)		$ (0.86)

* From commencement of operations, August 5, 1999.

(1) Periods less than one year are not annualized.

(2) Annualized for periods less than one year.

(3) Gross expenses before waivers and reimbursement of expenses.

(4) Gross expenses include effect of $3,766 of expense recapture by manager, an increase of less than 0.005% on an annualized basis.

N/A Refer to financial statements of respective Master Fund.

[This Page Intentionally Left Blank]

For More Information

More information about SA Funds is available free upon request, including the following:

Annual and Semi-Annual Reports

Statement of Additional Information (SAI)

The SAI provides more details about the Funds, their policies and the Funds’ Trustees.  A current SAI is on file with the U.S. Securities and Exchange Commission (SEC) and is incorporated by reference in, and therefore is legally a part of, this Prospectus.

Additional information about the Funds’ investments is available in the Funds’ Annual and Semi-Annual Reports to shareholders.  In the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

To obtain copies of the SAI, Annual and Semi-Annual Reports or other information without charge:

By telephone

Call 1-800-366-7266

By mail

Write to:

SA Funds – Investment Trust

c/o LWI Financial Inc.

3055 Olin Avenue

Suite 200 0

San Jose, California 95128

On the Internet

Text-only versions of Fund documents can be viewed online or downloaded from the SEC’s website at: http://www.sec.gov .

You can also obtain copies of Fund documents by visiting the SEC’s Public Reference Room in Washington, DC (phone 1-202-942-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-0102.  You may also obtain information, after paying a duplicating fee, by electronic request at: publicinfo@sec.gov.

You may also find more information about the Funds on the Internet at http://www.LoringWard.com.

PRIVACY POLICY

SA Funds are committed to protecting your privacy and the confidentiality of your personal information.

This Privacy Policy explains SA Funds’ collection, use, retention and security of your personal information.

How SA Funds Gather Information

SA Funds collect your personal information in the process of establishing and administering your accounts.

1. Application information. When you open an account with SA Funds, you provide information on your account application. This information may include your name, address, phone number, email address, taxpayer identification number, and information about your investment experience, objectives and current investments.

2. Transaction information. Any time you initiate a transaction in an SA Funds account, the Funds collect information about that transaction. The Funds also keep information about your accounts, such as transaction history, current balances and current investments. These records also may include the application information listed above.

3. Mailing lists. In an effort to reach potential clients, the Funds sometimes collect and use information from outside mailing lists.

How SA Funds Use and Share Information

The Funds share your personal information only with those parties who assist in establishing and administering your account. The Funds do not sell your personal information to anyone, and they make every effort to maintain confidentiality.

1. Use of information. The Funds use your personal information to establish and administer your accounts and to fulfill regulatory obligations.

2. Sharing information for the purpose of providing services. The Funds disclose your personal information to those parties who assist in processing your transactions or otherwise providing service to your accounts.

3. Sharing information for legal purposes. In certain circumstances, the Funds may share personal information as required or permitted by law. They may do so, for example, to cooperate with regulators or law enforcement authorities, to resolve consumer disputes or for institutional risk control.

This Privacy Policy is not part of the Prospectus.

How SA Funds Protect Information

Even when the Funds share your personal information, they remain committed to maintaining your privacy. The Funds take steps to protect confidentiality of personal information whenever possible.

1. Contractual protections. The Funds and/or the adviser have contracts with all of their employees and unaffiliated companies with whom they share personal information, prohibiting them from using such personal information for any purpose other than that for which it is disclosed, and further prohibiting them from disclosing it to any other parties.

2. Sharing with affiliates. The Funds do not share personal information with affiliates unless it is necessary to service your accounts or otherwise permitted by law.

3. Physical and procedural safeguards. The Funds maintain physical, electronic and procedural safeguards to protect the confidentiality of your personal information. They also restrict employee access to your personal information to those employees who need to know that information in the course of their job responsibilities.

Other Information

The Funds make every effort to keep your personal information accurate and complete. If you believe that they have outdated or otherwise inaccurate personal information about you, please contact SA Funds at (800) 366-7266 at your earliest convenience so that they may update their records.

SA Funds reserve the right to change this Privacy Policy and any of the policies and procedures listed herein at any time. However, if at any time in the future it becomes necessary to disclose personal information in a way that is inconsistent with this Privacy Policy, they will give you advance notice of the proposed change and an opportunity to opt out of such disclosure. If you end your relationship with SA Funds, they will adhere to the information policies and procedures in this Privacy Policy for as long as they retain your personal information.

This Privacy Policy applies to SA Funds .. Other companies and any third parties who provide you with financial services may have policies that differ from this one. You should contact those companies directly for more information.

The examples and illustrations contained in this Privacy Policy are illustrations and are not intended to be exclusive.

If you have any questions or concerns regarding this Privacy Policy, please call SA Funds at (800) 366-7266.

In this Privacy Policy, the words "you" and "shareholder" are used to indicate any individual who obtains or has obtained a financial product or service from SA Funds that is to be used primarily for personal, family or household purposes. The words "personal information" are used to indicate any nonpublic information that identifies you or your accounts.

This Privacy Policy is not part of the Prospectus.

SA FUNDS – Investment Trust
SA Fixed Income Fund
SA U.S. Market Fund
SA U.S. HBtM Fund
SA U.S. Small Company Fund
SA International HBtM Fund
SA International Small Company Fund

STATEMENT OF ADDITIONAL INFORMATION

October 28, 2004

This Statement of Additional Information (“SAI”) provides supplementary information pertaining to each of the no-load mutual funds listed above (the “Funds”).  SA Funds - Investment Trust (the “Trust”) currently consists of six Funds, each of which is described in this SAI.  This SAI is not a prospectus, and should be read only in conjunction with the Trust’s Prospectus dated October 28, 2004 ..  Each Fund’s financial statements and financial highlights for the fiscal year ended June 30, 2004 , including the independent accountants’ report thereon, are included in the Trust’s Annual Report and are incorporated herein by reference.  A copy of the Prospectus or Annual Report may be obtained by calling (800) 366-7266.

TABLE OF CONTENTS

Page

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

TAX MANAGEMENT STRATEGIES OF SA U.S. HBTM FUND, SA U.S. SMALL COMPANY FUND AND SA INTERNATIONAL HBTM FUND

INVESTMENT LIMITATIONS

MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

COMPENSATION TABLE

CODES OF ETHICS

PROXY VOTING POLICIES

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER AND SUB-ADVISER

DISTRIBUTOR

SHAREHOLDER SERVICING AGENT

SUB-ADMINISTRATOR

CUSTODIAN

TRANSFER AND DIVIDEND-DISBURSING AGENT

COUNSEL

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BROKERAGE ALLOCATIONS AND OTHER PRACTICES

INFORMATION CONCERNING SHARES

PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION INFORMATION

TAXES

TAX STATUS OF THE FUNDS

TAXATION OF FUND DISTRIBUTIONS

TAXATION OF DISPOSITION OF SHARES

TAXATION OF FOREIGN INVESTMENTS

TAXATION OF OTHER FUND INVESTMENTS

MISCELLANEOUS

TOTAL RETURN

FINANCIAL STATEMENTS

No person has been authorized to give any information or to make any representations not contained in this SAI or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds.  The Prospectus does not constitute an offering by the Funds in any jurisdiction in which such offering may not lawfully be made.

HISTORY AND GENERAL INFORMATION

The Trust, a Delaware statutory trust, was organized on June 16, 1998 under the name RWB Funds - Investment Trust which was changed on June 7, 1999 to SA Funds - Investment Trust.

The Trust is an open-end, management investment company.  The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust to offer separate portfolios (“Funds”) of shares of beneficial interest and different classes of shares of each Fund.  The Trust currently consists of six Funds, each of which is a diversified mutual fund.

The following Funds are described in this SAI:

SA Fixed Income Fund

SA U.S. Market Fund

SA U.S. HBtM Fund

SA U.S. Small Company Fund

SA International HBtM Fund

SA International Small Company Fund

The investment adviser of each Fund is LWI Financial Inc. (formerly Assante Asset Management Inc ..) (the “Adviser”).  Dimensional Fund Advisors Inc. (“Dimensional” or the “Sub-Adviser”) serves as sub-adviser for each Fund.

Loring Ward Securities Inc. (formerly Assante Capital Management Inc ..) (the “Distributor”) is the distributor of shares of the Funds.

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

The following section supplements the information contained in the Prospectus concerning the investments and investment techniques of the Funds.  Each Fund’s investment objective is a non-fundamental policy and may be changed without the approval of the Fund’s shareholders.  There can be no assurance that a Fund will achieve its objective.

American Depositary Receipts (“ADRs”).  Each Fund may purchase ADRs, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.  ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends that are paid out on the underlying foreign shares.

Borrowing.  Each Fund is authorized to borrow money in amounts up to 5% of the value of its total assets at the time of such borrowings for temporary purposes, and is authorized to borrow money in excess of the 5% limit as permitted by the Investment Company Act of 1940, as amended (the “1940 Act”).  This borrowing may be unsecured.  The 1940 Act requires the Funds to maintain continuous asset coverage of 300% of the amount borrowed.  If the 300% asset coverage declines as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.  Borrowed funds are subject to interest costs that may or may not be offset by amounts earned on the borrowed funds.  A Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.  Each Fund may, in connection with permissible borrowings, transfer as collateral securities it owns.

Convertible Debentures.  SA International HBtM Fund and each investment company in which the International Small Company Portfolio of DFA Investment Dimensions Group Inc. (the “Master Fund” of SA International Small Company Fund) invests (“underlying fund”) may invest up to 5% of its assets in convertible debentures issued by non-U.S. companies.  Convertible debentures include corporate bonds and notes that may be converted into or exchanged for common stock.  These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security).  As with other fixed income securities, the price of a convertible debenture to some extent varies inversely with interest rates.  While providing a fixed income stream (generally higher in yield than the income derived from a common stock but lower than that afforded by a nonconvertible debenture), a convertible debenture also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible.  As the market price of the underlying common stock declines, convertible debentures tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock.  When the market price of the underlying common stock increases, the price of a convertible debenture tends to rise as a reflection of the value of the underlying common stock.  To obtain such a higher yield, a Fund may be required to pay for a convertible debenture an amount in excess of the value of the underlying common stock.  Common stock acquired by a Fund upon conversion of a convertible debenture will generally be held for so long as the Sub-Adviser anticipates such stock will provide the Fund with opportunities that are consistent with the Fund’s investment objective and policies.

Foreign Currency Transactions.  A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers.  A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

A Fund may enter into forward contracts in connection with the management of the foreign currency exposure of its portfolio.  When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to “lock in” the U.S. dollar price of the security. By entering into a forward contract for purchase or sale, for a fixed amount of dollars of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

When the Sub-Adviser believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, or it wishes to alter a Fund’s exposure to the currencies of the countries in its investment universe, it may enter into a forward contract to sell or buy foreign currency in exchange for the U.S. dollar or another foreign currency.  The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.  The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.  Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies.  However, the Sub-Adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of a Fund will be served.

Each Fund may enter into forward contracts for any other purpose consistent with the Fund’s investment objective and program.  No Fund will enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the Fund’s holdings of liquid securities and currency available for cover of the forward contract(s).  In determining the amount to be delivered under a contract, a Fund may net offsetting positions.

At the maturity of a forward contract, the Fund may sell the portfolio security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by “rolling” that contract forward) or may initiate a new forward contract.

If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices.  If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency.  Should forward prices decline during the period between the Fund’s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase.  Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

A Fund’s dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above.  However, each Fund reserves the right to enter into forward foreign currency contracts for different purposes and under different circumstances.  Of course, no Fund is required to enter into forward contracts with regard to its foreign currency denominated securities and will not do so unless deemed appropriate by the Sub-Adviser. It also should be noted that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities.  It simply establishes a rate of exchange at a future date.  Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain that might result from an increase in the value of that currency.

Although each Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis.  It will do so from time to time, and investors should be aware of the costs of currency conversion.  Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies.  Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Federal tax treatment of forward foreign exchange contracts is discussed in the section entitled “Taxation of Other Fund Investments – Hedging Transactions.”

Foreign Securities. As stated in the Prospectus, certain Funds may invest in foreign securities.  Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.

There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the United States.  Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies.  Foreign markets have substantially less volume than U.S. markets, and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies.  In many foreign countries, there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the United States.

The Sub-Adviser endeavors to buy and sell foreign currencies on as favorable a basis as practicable.  Some price spread on currency exchange (to cover service charges) may be incurred, particularly when a Fund changes investments from one country to another or when proceeds of the sale of Fund shares in U.S. dollars are used for the purchase of securities in foreign countries.  Also, some countries may adopt policies that would prevent a Fund from transferring cash out of the country or withhold portions of interest and dividends at the source.  There is the possibility of expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments that could affect investments in securities of issuers in foreign nations.

Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.  Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon.  The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities.  Inability to dispose of portfolio securities due to settlement problems could result in losses to a Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

A Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments.  Changes in foreign currency exchange rates will influence values within a Fund from the perspective of U.S. investors, and may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by a Fund.  The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets.  These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.  The Sub-Adviser will attempt to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places a Fund’s investments.

The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another.  Some of these decisions may later prove profitable and others may not.  No assurance can be given that profits, if any, will exceed losses.

Futures Contracts and Options on Futures Contracts. The Funds may enter into futures contracts and options on futures contracts only for the purpose of remaining fully invested and to maintain liquidity to pay redemptions.  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price.  Futures contracts that are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges.  A Fund will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts.  Minimal initial margin requirements are established by the futures exchange, and brokers may establish margin requirements that are higher than the exchange requirements.  After a futures contract position is opened, the value of the contract is marked to market daily.  If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required.  Conversely, changes in the contract value could reduce the required margin, resulting in a repayment of excess margin to a Fund.  Variation margin payments are made to and from the futures broker for as long as the contract remains open.  The Funds expect to earn income on their margin deposits.   Pursuant to published positions of the U.S. Securities and Exchange Commission (“SEC”), the Funds may be required to identify liquid assets, such as cash or liquid securities (or, as permitted under applicable regulation, enter into offsetting positions) in an account maintained with the Funds’ custodian in connection with their futures contract transactions in order to cover their obligations with respect to such contracts.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market.  However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time.  Therefore, it may not be possible to close a futures position and, in the event of adverse price movements, a Fund would continue to be required to make variation margin deposits.  In such circumstances, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so.  Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges and for which there appears to be a liquid secondary market.

A Fund may purchase and sell options on the same types of futures in which it may invest.

Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option.  Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract.  Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As an alternative to writing or purchasing call and put options on stock index futures, a Fund may write or purchase call and put options on stock indices.  Such options would be used in a manner similar to the use of options on futures contracts.

Special Risks of Transactions in Options on Futures Contracts.  The risks described above for futures contracts are substantially the same as the risks of using options on futures.  In addition, where a Fund seeks to close out an option position by writing or buying an offsetting option covering the same underlying instrument, index or contract and having the same exercise price and expiration date, its ability to establish and close out positions on such options will be subject to the maintenance of a liquid secondary market.  Reasons for the absence of a liquid secondary market on an exchange include the following:  (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options, or underlying instruments; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.  There is no assurance that higher than anticipated trading activity or other unforeseen events will not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers’ orders.

Additional Futures and Options Contracts.  Although the Funds have no current intention of engaging in futures or options transactions other than those described above, they reserve the right to do so.  Such futures and options trading may involve risks that differ from those involved in the futures and options described above.

Illiquid Securities.  Each Fund may invest up to 15% of the value of its net assets (determined at time of acquisition) in securities that are illiquid.  Illiquid securities would generally include securities for which there is a limited trading market, repurchase agreements and time deposits with notice/termination dates in excess of seven days, and certain securities that are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the “1933 Act”).  If, after the time of acquisition, events cause this limit to be exceeded, the Fund will take steps to reduce the aggregate amount of illiquid securities as soon as reasonably practicable in accordance with the policies of the SEC.

A Fund may invest in commercial obligations issued in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the 1933 Act (“Section 4(2) paper”).  A Fund may also purchase securities that are not registered under the 1933 Act, but which can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act (“Rule 144A securities”).  Section 4(2) paper is restricted as to disposition under the Federal securities laws, and generally is sold to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution.  Any resale by the purchaser must be in an exempt transaction.  Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers that make a market in the Section 4(2) paper, thus providing liquidity.  Rule 144A securities generally must be sold only to other qualified institutional buyers.  If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the Fund’s limitation on investment in illiquid securities.  The Sub-Adviser will determine the liquidity of such investments by the relevant Fund(s) pursuant to guidelines established by the Board of Trustees.  It is possible that unregistered securities purchased by a Fund in reliance upon Rule 144A could have the effect of increasing the level of the Fund’s illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

Investment Company Securities.  Each Fund may invest in securities issued by other investment companies.  As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees.  These expenses would be in addition to the expenses each Fund bears directly in connection with its own operations.  Each Fund (other than SA International Small Company Fund) currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund’s total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund.

Lending of Portfolio Securities.  To enhance the return on its portfolio, each Fund may lend securities in its portfolio (subject to a limit of 33 1/3% of the total assets) to securities firms and financial institutions, provided that each loan is secured continuously by collateral adjusted daily to have a market value at least equal to the current market value of the securities loaned.  These loans are terminable at any time, and the Funds will receive any interest or dividends paid on the loaned securities.  In addition, it is anticipated that a Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan.  The risk in lending portfolio securities, as with other extensions of credit, consists of possible delay in recovery of the securities or possible loss of rights in the collateral or loss on sale of the collateral should the borrower fail financially.  In determining whether the Funds will lend securities, the Sub-Adviser will consider all relevant facts and circumstances.  The Funds will only enter into loan arrangements with broker-dealers, banks or other institutions that the Sub-Adviser has determined are creditworthy under guidelines established by the Board of Trustees.

Money Market Instruments.  Each Fund may invest from time to time in “money market instruments,” a term that includes, among other instruments, bank obligations, commercial paper, variable amount master demand notes and corporate bonds with remaining maturities of 397 days or less.

Bank obligations include bankers’ acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions.  Although the Funds will invest in obligations of foreign banks or foreign branches of U.S. banks only where the Sub-Adviser deems the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions.  All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.

The Funds may also purchase variable amount master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate.  Although the notes are not normally traded and there may be no secondary market in the notes, a Fund may demand payment of the principal of the instrument at any time.  The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper.  If an issuer of a variable amount master demand note defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default.  The Funds invest in variable amount master notes only when the Sub-Adviser deems the investment to involve minimal credit risk.

Non-Domestic Bank Obligations.  Non-domestic bank obligations include Eurodollar Certificates of Deposit (“ECDs”), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits (“ETDs”), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits (“CTDs”), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit (“Yankee CDs”), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers’ Acceptances (“Yankee BAs”), which are U.S. dollar denominated bankers’ acceptances issued by a U.S. branch of a foreign bank and held in the United States.

Repurchase Agreements.  Each Fund may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System or any foreign bank or any domestic or foreign broker/dealer that is recognized as a reporting government securities dealer, subject to the seller’s agreement to repurchase the securities at an agreed-upon time and price (“repurchase agreements”).  The Sub-Adviser will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets segregated on the books of the Fund or the Fund’s custodian in an amount that is greater than the repurchase price.  Default by, or bankruptcy of, the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. Government securities.

The repurchase price under repurchase agreements generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

Securities subject to repurchase agreements will be held, as applicable, by the Fund’s custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository.  Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

Reverse Repurchase Agreements.  Each Fund may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price (“reverse repurchase agreements”).  Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price.  A Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement.  While reverse repurchase agreements are outstanding, a Fund will maintain cash, U.S. Government securities or other liquid high-grade securities earmarked on the books of the Fund or the Fund’s custodian in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

Supranational Bank Obligations.  SA Fixed Income Fund may invest in the obligations of supranational banks.  Supranational banks are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., The World Bank).  Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries, and there is no assurance these commitments will be undertaken or met in the future.

U.S. Government Obligations.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities.  Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury.  Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation.  No assurance can be given that the U.S. Government would provide financial support to U.S. government-sponsored instrumentalities if it is not obligated to do so by law.

Variable and Floating Rate Instruments.  SA Fixed Income Fund may invest in variable and floating rate instruments.  Debt instruments may also be structured to have variable or floating interest rates.  Variable and floating rate obligations purchased by the Fund may have stated maturities in excess of the Fund’s maturity limitation if the Fund can demand payment of the principal of the instrument at least once during such period on not more than thirty days’ notice.  This demand feature is not required if the instrument is guaranteed by the U.S. Government or an agency thereof.  These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates.  The Sub-Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand.  Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to the Fund, the issuer’s obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaults or during periods that the Fund is not entitled to exercise its demand rights.

Variable and floating rate instruments held by the Fund will be subject to the Fund’s limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days absent a reliable trading market.

Warrants.  Warrants are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time.  The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration.  Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price, such as when there is no movement in the level of the underlying security.

When-Issued Purchases and Forward Commitments (Delayed-Delivery Transactions).  Each Fund may purchase securities on a when-issued or delayed delivery basis.  When-issued purchases and forward commitments (delayed-delivery transactions) are commitments by a Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later).  These transactions permit the Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.

When a Fund agrees to purchase securities on a when-issued or forward commitment basis, the Fund will earmark cash or liquid portfolio securities equal to the amount of the commitment.  Normally, the Fund will earmark portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to earmark additional assets in order to ensure that the value of the account remains equal to the amount of the Fund’s commitments.  It may be expected that the market value of the Fund’s net assets will fluctuate to a greater degree when it earmarks portfolio securities to cover such purchase commitments than when it earmarks cash.

A Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities.  If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date.  In these cases the Fund may realize a taxable capital gain or loss.

When a Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade.  Failure of such party to do so may result in the Fund’s incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities.  The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

Yields and Ratings.  The yields on certain obligations, including the money market instruments in which the Funds may invest (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue.  The ratings of S&P, Moody’s, Duff & Phelps Credit Rating Co., Thomson Bank Watch, Inc., and other nationally recognized statistical rating organizations (“NRSROs”) represent their respective opinions as to the quality of the obligations they undertake to rate.  Ratings, however, are general and are not absolute standards of quality.  Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

TAX MANAGEMENT STRATEGIES OF SA U.S. HBTM FUND, SA U.S. SMALL COMPANY FUND AND SA INTERNATIONAL HBTM FUND

The Sub-Adviser may attempt to minimize the impact of federal income tax on these Funds’ shareholders by managing the Funds’ portfolios in a manner that will defer the realization of net capital gains where possible and may minimize ordinary income.

When selling the securities of a particular issuer on behalf of each Fund, the Sub-Adviser typically will select the highest cost basis shares of the specific security in order to minimize the realization of capital gains.  In certain cases, the highest cost basis shares may produce a short-term capital gain.  Since short-term capital gains are taxed at higher tax rates than long-term capital gains for individual taxpayers, the highest cost basis shares with a long-term holding period may be disposed of instead.  The Sub-Adviser also will seek, when possible, not to dispose of a security on behalf of a Fund until the long-term holding period for capital gains for tax purposes (more than one year) has been satisfied.  Additionally, the Sub-Adviser may, when consistent with all other tax management policies for a particular Fund, sell securities in order to realize capital losses.  Realized capital losses can be used to offset realized capital gains, thus reducing capital gain distributions.  However, realization of capital gains is not entirely within the Sub-Adviser’s control.  Capital gain distributions may vary considerably from year to year; there will be no capital gain distributions for years when a Fund realizes net capital losses.

The timing of purchases and sales of securities may be managed to minimize dividends to the extent possible.  With respect to dividends that are received, the Funds may not be eligible to flow through the dividends received deduction to corporate shareholders if, because of timing activities, the requisite holding period is not met.  Except with respect to SA U.S. HBtM Fund, portfolio holdings may be managed to minimize high dividend-yielding securities and to emphasize low dividend-yielding securities.

These Funds are expected to deviate from their market capitalization weightings to a greater extent than the other Funds.  For example, the Sub-Adviser may exclude the stock of a company that meets applicable market capitalization criterion in order to avoid dividend income, and the Sub-Adviser may sell the stock of a company that meets applicable market capitalization criterion in order to realize a capital loss.  Additionally, while the Funds are managed so that securities will generally be held for longer than one year, the Funds may dispose of any securities whenever the Sub-Adviser determines that such disposition would be consistent with the tax management strategies of the Funds.

Although the Sub-Adviser may manage each Fund to minimize the realization of capital gains and taxable dividend distributions during a particular year, the Funds may nonetheless distribute taxable gains and taxable income to shareholders from time to time.  Furthermore, shareholders may be required to pay taxes on capital gains realized, if any, upon redemption of shares of a Fund, if the amount realized on redemption is greater than the amount the shareholder paid for the shares.

INVESTMENT LIMITATIONS

Fundamental Limitations.  Each Fund is subject to the investment limitations enumerated in this section, which may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund’s outstanding shares.  As used in this SAI and in the Prospectus, a “majority of the outstanding shares” of a Fund means the lesser of (a) 67% of the shares of the particular Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of such Fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of such Fund.

1.

No Fund may invest more than 25% of its total assets in any one industry (securities issued or guaranteed by the United States Government, its agencies or instrumentalities are not considered to represent industries).

2.

No Fund may with respect to 75% of the Fund’s assets, invest more than 5% of the Fund’s assets (taken at a market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the United States Government, its agencies or instrumentalities.

3.

No Fund may borrow money or issue senior securities (as defined in the 1940 Act) except that a Fund may borrow amounts not exceeding 33 1/3% of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made and additionally for temporary or emergency purposes in amounts not exceeding 5% of its total assets.

4.

No Fund may pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by investment limitation 3 above (collateral arrangements with respect to margin requirements for options and futures transactions are not deemed to be pledges or hypothecations for this purpose).

5.

No Fund may make loans of securities to other persons in excess of 33 1/3% of a Fund’s total assets, provided the Funds may invest without limitation in short-term debt obligations (including repurchase agreements) and publicly distributed debt obligations.

6.

No Fund may underwrite securities of other issuers, except insofar as a Fund may be deemed an underwriter under the 1933 Act, in selling portfolio securities.

7.

No Fund may purchase or sell real estate or any interest therein, including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein.

8.

No Fund may purchase securities on margin, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, but the Funds may make margin deposits in connection with transactions in options, futures and options on futures.

9.

No Fund may invest in commodities or commodity futures contracts, provided that this limitation shall not prohibit the purchase or sale by a Fund of forward foreign currency exchange contracts, financial futures contracts and options on financial futures contracts, foreign currency futures contracts, and options on securities, foreign currencies and securities indices, as permitted by the Fund’s Prospectus.

Non-Fundamental Limitations.  Additional investment limitations adopted by each Fund, which may be changed by the Board of Trustees, provide that a Fund may not:

1.

Invest more than 15% of its net assets (taken at market value at the time of purchase) in securities which cannot be readily sold or disposed of within the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment;

2.

Make investments for the purpose of exercising control or management; or

3.

Invest in other investment companies except as permitted under the 1940 Act.

An additional non-fundamental policy of SA Fixed Income Fund, which may be changed by the Board of Trustees, provides that the Fund must:

Under normal circumstances invest at least 80% of its net assets (taken at market value at the time of purchase) in fixed income securities.

An additional non-fundamental policy of each of SA U.S. Market Fund and SA U.S. HBtM Fund, which may be changed by the Board of Trustees, provides that each Fund must:

Under normal circumstances invest at least 80% of its net assets (taken at market value at the time of purchase) in securities traded on a principal U.S. exchange or on the over-the-counter market in the U.S. (“U.S. securities”).

An additional non-fundamental policy of SA U.S. Small Company Fund, which may be changed by the Board of Trustees, provides that the Fund must:

Under normal circumstances invest at least 80% of its net assets (taken at market value at the time of purchase) in the securities of small cap companies traded on a principal U.S. exchange or on the over-the-counter market in the U.S. (“U.S. small cap securities”).

None of the above fundamental or non-fundamental limitations is intended to prevent any Fund from investing all or substantially all of its investable assets in the shares of another registered, open-end investment company in a master-feeder relationship in accordance with the terms and conditions of the 1940 Act and the rules thereunder.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund’s investments will not constitute a violation of such limitation, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days).  Otherwise, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund’s assets.

MANAGEMENT OF THE TRUST

The management of the Trust is supervised by the Board of Trustees.  Subject to the provisions of the Declaration of Trust, the business of the Trust shall be managed by the Trustees, and they shall have all powers necessary or convenient to carry out that responsibility.

TRUSTEES AND OFFICERS

The Trustees and executive officers of the Trust, their respective dates of birth and their principal occupations during the past five years are listed below. The Board of Trustees governs each Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fund’s activities, review contractual arrangements with companies that provide services to each Fund, and review each Fund’s performance.   All of the Trustees are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”).  The Trustees are independent of the Trust’s Adviser, Sub-Adviser and Distributor; that is, they have no financial interest in the Adviser, Sub-Adviser or Distributor.

Name, Address and Date of Birth	Position(s) Held with Trust and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee

Other Trusteeships/ Directorships Held
Trustees:
Bryan W. Brown c/o LWI Financial Inc. 3055 Olin Ave. Suite 200 0 San Jose, CA 95128 DOB: 02/09/45	Trustee (since April 1999)

Self-Employed Management Consultant (financial and technological systems) (since 1992); Member, Executive Committee and Board of Directors, Stanford Graduate School of Business Alumni Consulting Team (since 1994); Member, NASD Board of Arbitrators (since 1996); Member, Board of Trustees, Berkeley Capital Funds (1997-1999); CFO and CCO of Bailard, Biehl & Kaiser, Inc. (“BB&K”) (investment advisory firm) (1980-1992); Vice President, Secretary, Treasurer and CCO, BB&K International Fund Group (1980-1992); Vice President and Treasurer, BB&K Real Estate Investment Trust (1989-1992); Compliance and Financial Principal, BB&K Fund Services (1987-1992); Vice President, Treasurer and CCO, BB&K Fund Group (1986-1992).

			6	Director, ACT (pro bono consulting for non profits) (since 1998); Director/Officer, Friends of the California Air & Space Center (aviation museum) (since 1999).
Harold M. Shefrin c/o LWI Financial Inc. 3055 Olin Ave. Suite 200 0 San Jose, CA 95128 DOB: 07/27/48	Trustee (since April 1999)	Professor of Finance, Santa Clara University (since 1978).	6	None
Mark A. Schimbor c/o LWI Financial Inc. 3055 Olin Ave. Suite 200 0 San Jose, CA 95128 DOB: 11/07/45	Trustee (since July 2000)	Senior Vice President, Lee Hecht Harrison (career consulting company)(2) (since 2002); Senior Management Consultant, Lee Hecht Harrison (1999 to 2002); Instructor in Advanced Corporate Finance , U. C. Berkeley International Diploma Program in Finance, and U.C. Berkeley Extension (since 1999); President, AVCO Financial Services (financial services company) (1995 to 1998 ); President and Chief Operating Officer, Wells Fargo Lease Funding Corporation (NASD member) (1984); President, Fireside Thrift Co. (FDIC Insured depository institution) (1985 to 1995 ).	6

Board Member, American Financial Services Association (national trade group) (1985 to 1991); Director (and Secretary/Treasurer), John Muir Medical Center Foundation (charitable foundation) (since 1999); Director , Orinda Baseball Assn (community organization) (August 1999 to January 2001 )..

Officers:
Alexander B. Potts 3055 Olin Avenue Suite 200 0 San Jose, CA 95128 DOB: 06/14/67	President and Chief Executive Officer (since August 2000)

Executive Vice President and General Manager, LWI Financial Inc. (formerly Assante Asset Management Inc ..) (since August 2000); President and Chief Executive Officer, Loring Ward Securities Inc. (formerly Assante Capital Management Inc ..) (since April 2001); Chief Compliance Officer, Assante Capital Management Inc. (October 2000 to May 2001); Vice President of Advisor Services and Investment Operations, RWB Advisory Services Inc. (October 1998 to September 2000); Vice President of Advisor Services and Investment Operations, Reinhardt, Werba, Bowen Inc. (April 1990 to October 1998).

			N/A	None
Denis E. Taillieu 360 Main Street, Suite 1500 Winnipeg, Manitoba, Canada R3C 3Z3 DOB: 07/20/52	Chief Financial and Accounting Officer and Treasurer (since March 2004)	Chief Financial Officer, Loring Ward International Ltd. (since November 2003); Chief Financial Officer, Assante Corporation (May 1999 to November 2003).	N/A	None
Jennifer S. Fromm 10100 Santa Monica Blvd. Suite 1050 Los Angeles, CA 90067 DOB: 08/24/73	Vice President, Secretary and Chief Compliance Officer (since September 2000)

Associate General Counsel, Loring Ward Group Inc. (January to September 2004); Senior Legal Counsel , Loring Ward Capital Management Inc. (formerly Assante Global Advisors Inc ..) ( June 2002 to January 2004); Secretary, Loring Ward Capital Management Inc. (June 2002 to September 2004 ); Secretary, Assante Asset Management Inc. and Assante Capital Management Inc. ( January 2002 to September 2004 ); Vice President and Senior Mutual Fund Counsel, Assante Asset Management Inc. ( September 2000 to January 2004 ); Associate Counsel, State Street Corporation (financial services company) (August 1999 to September 2000).

			N/A	None

(1)

Each Trustee and officer shall serve for the lifetime of the Trust or until he or she dies, resigns, or is removed.

(2)

Lee Hecht Harrison occasionally provides employment consulting services to LWI Financial Inc. or its affiliates in areas unrelated to Mr. Schimbor’s responsibilities.

The Trust’s Board of Trustees has a standing Audit Committee consisting of all of the Independent Trustees.  The principal functions of the Trust’s Audit Committee are to select the Trust’s independent auditors, evaluate their independence, and to review with the auditors the scope and anticipated costs of their audit.  The Audit Committee oversees the audit process and fulfills responsibilities relating to fund accounting, the reporting practices of the Trust and the quality and integrity of the financial reports of the Trust.  The Audit Committee operates pursuant to a written Audit Committee Charter and meets periodically as necessary.  The Trust’s Audit Committee met three times during the fiscal year ended June 30, 2004 ..

COMPENSATION TABLE

For their services as Trustees, the Trustees receive a $ 20,000 annual retainer fee , as well as reimbursement for expenses incurred in connection with attendance at such meetings.  Any Trustees who are “interested persons” of the Trust and the executive officers of the Trust received no compensation from the Trust for their respective services as trustees and officers during the fiscal year ended June 30, 2004. The following table summarizes the compensation paid by the Trust to its Trustees for the fiscal year ended June 30, 2004 ..

Name of Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits
Bryan W. Brown	$20,000	None
Harold M. Shefrin	$20,000	None
Mark A. Schimbor	$20,000	None

As of September 30, 2004 , the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of each of the Funds.

Trustee Ownership of Equity Securities.  The tables below show the dollar range of shares of each Fund as well as the dollar range of shares of the SA Funds beneficially owned by each Trustee as of the most recently completed calendar year.

Dollar Range of Equity Securities in the Respective Funds as of Calendar Year Ended December 31, 2003

Name of Trustee	SA Fixed Income Fund	SA U.S. Market Fund	SA U.S. HBtM Fund	SA U.S. Small Company Fund

Bryan W. Brown	None	None	None	None
Harold M. Shefrin	$1 - $10,000	$1 - $10,000	$1 - $10,000	$1 - $10,000
Mark A. Schimbor	None	None	None	None

Name of Trustee	SA International HBtM Fund	SA International Small Company Fund

Bryan W. Brown	None	None
Harold M. Shefrin	$1 - $10,000	$1 - $10,000
Mark A. Schimbor	None	None

Name of Trustee	Aggregate Dollar Range of Equity Securities in the Trust and Fund Complex Overseen by the Trustees

Bryan W. Brown	None
Harold M. Shefrin	$1 - $10,000
Mark A. Schimbor	None

CODES OF ETHICS

The Trust, the Adviser, the Sub-Adviser and the Distributor each have adopted a code of ethics as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Adviser, the Sub-Adviser and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to the codes of ethics).  There can be no assurance that the codes of ethics will be effective in preventing such activities.  Each code of ethics, filed as exhibits to this registration statement, may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC’s website at http://www.sec.gov.

PROXY VOTING POLICIES

The Trust has adopted proxy voting policies and procedures that delegate to the Sub-Adviser the authority to vote proxies for the Funds, subject to the oversight of the Trustees.  The Sub-Adviser votes proxies in accordance with its Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”).

The Investment Committee at the Sub-Adviser is generally responsible for overseeing the Sub-Adviser's proxy voting process.  The Investment Committee may designate one or more of its members to oversee specific, on-going compliance with respect to the Voting Policies and may designate other personnel of the Sub-Adviser to vote proxies on behalf of the Funds, including all authorized traders of the Sub-Adviser.

The Sub-Adviser votes proxies in a manner consistent with the best interests of the Funds.  Generally, the Sub-Adviser analyzes proxy statements on behalf of the Funds in accordance with the Voting Policies and the Voting Guidelines.  Most proxies that the Sub-Adviser receives will be voted in accordance with the predetermined Voting Guidelines.  Since nearly all proxies are voted in accordance with the Voting Guidelines, it normally will not be necessary for the Sub-Adviser to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Sub-Adviser during the proxy voting process.  However, the Voting Policies do address the procedures to be followed if a conflict of interest arises between the interests of the SA Funds, and the interests of the Sub-Adviser or its affiliates.  If an Investment Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines, the Sub-Adviser, prior to voting, will fully disclose the conflict to the Board of Trustees of the Funds and vote the proxy in accordance with the direction of the Board ..

The Voting Guidelines summarize the Sub-Adviser’s positions on various issues and give a general indication as to how the Sub-Adviser will vote proxies on each issue.  The Sub-Adviser will usually vote proxies in accordance with the Voting Guidelines.  However, the Sub-Adviser reserves the right to vote certain issues counter to the Voting Guidelines if, after a review of the matter (which analysis will be documented in writing), the Sub-Adviser believes that the Fund’s best interests would be served by such vote.  To the extent that the Voting Guidelines do not address a potential voting issue, the Sub-Adviser will vote on such issue in a manner that is consistent with the spirit of the Voting Guidelines and that the Sub-Adviser believes would be in the best interest of the Funds.

Pursuant to the Voting Guidelines, the Sub-Adviser generally votes for matters such as:  (i) routine business decisions (such as stock splits, name changes and setting the number of directors); (ii) reverse anti-takeover amendments; (iii) auditors; (iv) directors; (v) proposals establishing or increasing indemnification of directors; (vi) proposals eliminating or reducing director’s liability; (vii) equal access to the proxy; (viii) the right to act by written consent of shareholders and to hold special meetings of shareholders; and (ix) the separation of audit and consulting responsibilities.  As provided in the Voting Guidelines, the Sub-Adviser generally votes against matters such as:  (i) anti-takeover measures (such as reincorporation to facilitate a takeover defense, adoption of fair price amendments, institution of classified boards of directors, elimination of cumulative voting and creation of super majority provisions); (ii) the issuance of a new class of stock with unequal voting rights; and (iii) blank check preferred stock proposals.  The Voting Guidelines also provide that the Sub-Adviser will generally consider on an individual basis such proposals as: (i) increasing authorized common stock; (ii) establishing or increasing a stock option plan or other employee compensation plan; (iii) approving a reorganization or merger; ( iv) approving a proposal by a dissident shareholder in a proxy battle ; and (v) generally does not vote international proxies ..

Under certain circumstances, the Sub-Adviser may not be able to vote proxies or the Sub-Adviser may find that the expected economic costs from voting outweigh the benefits associated with voting.

Information regarding how the Funds voted proxies relating to their portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Funds at (800) 366-7266 and (2) on the SEC’s website at http://www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of September 30, 2004 , the following persons were record owners of 5% or more of the outstanding shares of a Fund:

FUND	NAME AND ADDRESS	PERCENTAGE OF OWNERSHIP
SA Fixed Income Fund	Charles Schwab & Co., Inc. Special Custody Acct for the Exclusive Benefit of Customers Attn: Mutual Funds 101 Montgomery St San Francisco, CA 94104-4122	45.47%

SA U.S. Market Fund	Charles Schwab & Co., Inc. Special Custody Acct for the Exclusive Benefit of Customers Attn: Mutual Funds 101 Montgomery St San Francisco, CA 94104-4122	45.82%
SA U.S. HBtM Fund	Charles Schwab & Co., Inc. Special Custody Acct for the Exclusive Benefit of Customers Attn: Mutual Funds 101 Montgomery St San Francisco, CA 94104-4122	43.96%
SA U.S. Small Company Fund	Charles Schwab & Co., Inc. Special Custody Acct for the Exclusive Benefit of Customers Attn: Mutual Funds 101 Montgomery St San Francisco, CA 94104-4122	49.88%
SA International HBtM Fund	Charles Schwab & Co., Inc. Special Custody Acct for the Exclusive Benefit of Customers Attn: Mutual Funds 101 Montgomery St San Francisco, CA 94104-4122	44.89%
SA International Small Company Fund	Charles Schwab & Co., Inc. Special Custody Acct for the Exclusive Benefit of Customers Attn: Mutual Funds 101 Montgomery St San Francisco, CA 94104-4122	47.48%

INVESTMENT ADVISORY AND OTHER SERVICES

The Trust has no employees.  To conduct its day-to-day activities, the Trust has hired a number of service providers.  Each service provider has a specific function on behalf of the Trust, as described below.

INVESTMENT ADVISER AND SUB-ADVISER

The Trust, on behalf of each Fund, has entered into an Investment Advisory and Administrative Services Agreement (the “Agreement”) with the Adviser.  The Adviser is a wholly-owned, indirect subsidiary of Loring Ward International Ltd., which is a publicly held financial services company located in Winnipeg, Canada.

The Agreement will continue in effect provided that its continuance is specifically approved annually by (a) the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on approval, and (b) either (i) the vote of a majority of the outstanding voting securities of the affected Fund, or (ii) the vote of a majority of the Board of Trustees.  The Agreement is terminable with respect to a Fund by vote of the Board of Trustees, or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days’ written notice to the Adviser.  The Adviser may also terminate its advisory relationship with respect to a Fund without penalty on 90 days’ written notice to the Trust, as applicable.  The Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

For the advisory services provided, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at the rate of 0.65% of the average daily net assets of each Fund.

For the administrative services provided, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at the rate of 0.10% of the average daily net assets of each Fund.

The Adviser and the Trust have entered into a sub-advisory agreement (the “Sub-Advisory Agreement”) with Dimensional Fund Advisors Inc. (“Dimensional” or the “Sub-Adviser”).  Under the terms of the Sub-Advisory Agreement, the Sub-Adviser provides sub-advisory services to each Fund.  Subject to supervision of the Adviser, the Sub-Adviser is responsible for the management of its portion of the respective portfolio, including decisions regarding purchases and sales of portfolio securities by the Funds.  The Sub-Adviser is also responsible for arranging the execution of portfolio management decisions, including the selection of brokers to execute trades and the negotiation of brokerage commissions in connection therewith.

David G. Booth and Rex A. Sinquefield, directors and officers of Dimensional and shareholders of approximately 51% of Dimensional’s outstanding stock, may be considered controlling persons of Dimensional.

For the sub-advisory services it provides to each Fund (other than SA International Small Company Fund), Dimensional is entitled to a fee computed daily and payable monthly at an annual rate based on each Fund’s average daily net assets as set forth below.  Because Dimensional receives administration fees from the Master Fund in which SA International Small Company Fund invests and investment advisory fees from the Master Fund’s underlying funds, Dimensional has agreed that it will not receive a sub-advisory fee for its services to SA International Small Company Fund.

SA Fixed Income Fund

0.19%

SA U.S. Market Fund

0.05%

SA U.S. HBtM Fund

0.27%

SA U.S. Small Company Fund

0.38%

SA International HBtM Fund

0.38%

The aggregate advisory and sub-advisory fees for the Funds for the last three fiscal years are set forth below.

Fiscal Year Ended June 30, 2002	Fiscal Year Ended June 30, 2003	Fiscal Year Ended June 30, 2004

Funds of the Trust	Gross Advisory/ Sub-Advisory Fees	Advisory/ Sub-Advisory Fees Waived/ Reimbursed (if any)	Gross Advisory/ Sub-Advisory Fees	Advisory/ Sub-Advisory Fees Waived/ Reimbursed (if any)	Gross Advisory/ Sub-Advisory Fees	Advisory/ Sub-Advisory Fees Waived/ Reimbursed (if any)
SA Fixed Income Fund	$632,322	$535,952	$1,247,586	$704,944	$1,886,588	$750,246
SA U.S. Market Fund	$568,327	$462,496	$850,861	$444,089	$1,573,747	$338,659
SA U.S. HBtM Fund	$402,191	$362,632	$595,726	$382,605	$1,148,805	$450,590
SA U.S. Small Company Fund	$417,359	$417,359	$571,201	$419,760	$1,140,753	$490,338
SA International HBtM Fund	$861,243	$273,878	$1,288,717	$241,508	$2,284,392	$377,499
SA International Small Company Fund	$166,621	$150,060	$272,221	$90,225	$514,299	$ 0

If not sooner terminated, the Sub-Advisory Agreement will continue in effect for successive one year periods provided that each continuance is specifically approved annually by (a) the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on approval, and (b) the vote of a majority of the Board of Trustees.  The Sub-Advisory Agreement is terminable by vote of the Board of Trustees, or, with respect to a Fund, by the holders of a majority of the outstanding voting securities of that Fund, at any time without penalty, on 60 days’ written notice to the Sub-Adviser.  The Sub-Adviser may also terminate its advisory relationship with respect to a Fund without penalty on 90 days’ written notice to the Trust or the Adviser, as applicable.  The Sub-Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

The Advisory and Administrative Services Agreement and the Sub-Advisory Agreement (collectively, the “Advisory Agreements”) were most recently approved by the Trustees, including a majority of the Independent Trustees, on June 21, 2004 ..  In determining to continue the Advisory Agreements, the Board requested, and received from the Adviser and the Sub-Adviser, information it believed to be reasonably necessary to reach its conclusion.  The Board carefully evaluated this information, and was advised by legal counsel to the Trust and by independent legal counsel to the Independent Trustees with respect to its deliberations.  In considering the Advisory Agreements, the Board reviewed numerous factors.  The following factors were considered by the Board in evaluating whether the advisory/sub-advisory fees payable are fair and reasonable in light of the usual and customary charges made by others for services of the same nature and quality:  (i) the nature, quality and scope of services rendered under the Advisory Agreements; (ii) the reasonableness of overall compensation paid by the Funds to the Adviser and the Sub-Adviser; (iii) the requirements of the Funds for the services provided by the Adviser and the Sub-Adviser; (iv) the competitiveness of the fees payable for the services; (v) the competitiveness of the total expenses of the respective Funds; (vi) the revenue and profitability of the Adviser and the Sub-Adviser with respect to the management of the Funds; (vii) the policies and practices of the Adviser and Sub-Adviser with respect to the Funds’ portfolio transactions; (viii) realized economies of scale; and (ix) any “fall-out” financial benefits that the Adviser and the Sub-Adviser or any of their affiliates may receive.

In approving the continuance of the Advisory Agreements, the Board, based on its review of the information requested and provided, and following extended discussions with independent counsel to the Independent Trustees concerning the same, concluded that (i) the Adviser and the Sub-Adviser and their respective personnel were sufficiently experienced and qualified to provide investment advisory services for the Funds; (ii) the advisory fees payable to the Adviser and the Sub-Adviser are reasonable when compared to advisory fees payable to investment advisers for funds with similar investment objectives and of similar size; and (iii) the profitability of the Adviser and the Sub-Adviser for providing services to the Funds is fair and reasonable.  After considering and applying these and other factors, the Trustees concluded that the approval of the Advisory Agreements would be in the best interests of each Fund and its shareholders.

The Adviser and the Trust have received exemptive relief from the SEC that permits the Adviser to enter into investment advisory agreements with sub-advisers without obtaining shareholder approval.  The Adviser, subject to the review and approval of the Board of Trustees of the Trust, selects sub-advisers for the Funds and supervises and monitors the performance of each sub-adviser.  The exemptive relief also permits the Adviser, subject to approval by the Board, to replace sub-advisers or amend investment advisory agreements without shareholder approval when the Adviser and the Trustees believe such action will benefit a Fund and its shareholders.

The following individuals are affiliated persons of the Trust and of the Adviser: Alexander B. Potts, Denis Taillieu and Jennifer S. Fromm.  The capacities in which each such individual is affiliated with the Trust and the Adviser is set forth above under “Trustees and Officers.”

The Adviser has contractually agreed to waive its management fees and/or to reimburse expenses to the extent necessary to limit the Funds’ total operating expenses to the amounts (expressed as a percentage of net assets) shown in the table below.  This agreement will remain in effect until July 15, 2009, at which time it may be continued, modified or eliminated and net expenses will be adjusted as necessary.  The Adviser may elect to recapture any amounts waived or reimbursed subject to the following conditions:  (1) the Adviser must request reimbursement within three years from the end of the year in which the waiver/reimbursement is made, (2) the Board of Trustees must approve the reimbursement, (3) reimbursement will be made if, and to the extent that, the Fund does not exceed its operating expense limitation after giving effect to the reimbursement and (4) the Adviser may not request or receive reimbursements for the reductions and waivers before payment of the relevant Fund’s operating expenses for the current year.

Fund	Expense Limitation
SA Fixed Income Fund	1.00%
SA U.S. Market Fund	1.08%
SA U.S. HBtM Fund	1.13%
SA U.S. Small Company Fund	1.28%
SA International HBtM Fund	1.53%
SA International Small Company Fund	1.28%

The Adviser may, from time to time, pay certain third parties an administrative and service fee for certain shareholder services provided by those third parties in connection with educating and assisting certain clients who purchase shares of the Funds.  The Adviser will make such payments out of its own resources and without additional cost to the Funds or their shareholders.

During the year ended June 30, 2004, The sub-adviser voluntarily agreed to waive its sub-advisory fees to the extent that the gross aggregate sub-advisory fees exceeded 0.16% of the aggregate average net assets of the Funds, as calculated monthly.  This waiver was allocated to each of the Funds based on each Fund’s pro rata portion of the gross aggregate sub-advisory fees.

DISTRIBUTOR

Loring Ward Securities Inc. (the “Distributor”) and the Trust have entered into a distribution agreement, under which the Distributor, as agent, sells shares of each Fund on a continuous basis.  The Distributor’s principal offices are located at 3055 Olin Avenue, Suite 200 0 , San Jose, California 95128 ..  The Distributor is an affiliate of the Adviser.  The Distributor receives no compensation for distribution of the Funds’ shares.

Alexander Potts, Denis Taillieu and Jennifer Fromm are affiliated persons of the Trust and of the Distributor.

SHAREHOLDER SERVICING AGENT

Under a Shareholder Servicing Agreement with the Trust, the Adviser acts as a Shareholder Servicing Agent and performs various services for the Funds, including establishing a toll-free telephone number for shareholders of each Fund to use to obtain up-to-date account information; making available to shareholders quarterly and other reports with respect to the performance of each Fund; and providing shareholders with such information regarding the operations and affairs of each Fund, and their investment in its shares, as the shareholders or the Board of Trustees may reasonably request.  For these services, the Adviser is paid an annual service fee at the rate of 0.25% of the value of average daily net assets of the shares of each Fund.  The reports and other information mentioned above are available to shareholders and may be obtained by calling (800) 366-7266.

SUB-ADMINISTRATOR

State Street Bank and Trust Company (“State Street”), whose principal business address is 225 Franklin Street, Boston, Massachusetts, 02110, serves as sub-administrator for the Trust, pursuant to a sub-administration agreement (the “Sub-Administration Agreement”) with the Adviser and the Trust.

Under the Sub-Administration Agreement, State Street has agreed to oversee the computation of each Fund’s net asset value, net income and realized capital gains, if any; furnish statistical and research data, clerical services, and stationery and office supplies; prepare and file various reports with the appropriate regulatory agencies; and prepare various materials required by the SEC.  For providing these services, State Street receives a fee which is calculated daily and paid monthly at an annual rate based on the average daily net assets of each Fund as follows:  0. 04 % on the first $750 million of net assets, plus 0. 03 % for net assets between $750 million and $1.5 billion, plus 0.02% on net assets over $1.5 billion.  There is a minimum annual charge of $ 68,700 per Fund.

CUSTODIAN

State Street is the custodian of each Fund’s assets pursuant to a custodian agreement (the “Custody Contract”) with the Trust.  State Street is also the custodian with respect to the custody of foreign securities held by the Funds.  Under the Custody Contract, State Street (i) holds and transfers portfolio securities on account of each Fund, (ii) accepts receipts and makes disbursements of money on behalf of each Fund, (iii) collects and receives all income and other payments and distributions on account of each Fund’s securities and (iv) makes periodic reports to the Board of Trustees concerning the Funds’ operations.

TRANSFER AND DIVIDEND-DISBURSING AGENT

State Street serves as the transfer and dividend-disbursing agent for the Funds.

COUNSEL

The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Suite 200, Washington, D.C. 20036, has passed upon certain legal matters in connection with the shares offered by the Funds and serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, California 94105, serves as the independent registered public accounting firm for the Trust, providing audit and accounting services including:  examination of each Fund’s annual financial statements, assistance and consultation with respect to the preparation of filings with the SEC, and review of income tax returns.

BROKERAGE ALLOCATIONS AND OTHER PRACTICES

Subject to the general supervision of the Trustees, the Sub-Adviser makes decisions with respect to, and places orders for, all purchases and sales of portfolio securities for the Funds.

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions.  On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers.

Over-the-counter issues, including corporate debt and government securities, are normally traded on a “net” basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument.  With respect to over-the-counter transactions, the Sub-Adviser will normally deal directly with dealers who make a market in the instruments involved except in those circumstances where more favorable prices and execution are available elsewhere.  The cost of foreign and domestic securities purchased from and sold to dealers includes a dealer’s mark-up or markdown.

The Sub-Adviser will place portfolio transactions with a view to receiving the best price and execution.

Transactions may be placed with brokers who provide the Sub-Adviser with investment research, such as reports concerning individual issuers, industries and general economic and financial trends, and other research services.  The Sub-Advisory Agreement permits the Sub-Adviser to cause the Funds to pay a broker or dealer that furnishes brokerage and research services a higher commission than that which might be charged by another broker or dealer for effecting the same transaction, provided that the Sub-Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Sub-Adviser to the Funds.

Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Sub-Adviser and does not reduce the sub-advisory fees payable to  the Sub-Adviser.  It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised.  Conversely, a Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

Investment decisions for each Fund and for other investment accounts managed by the Sub-Adviser are made independently of each other in light of differing conditions.  However, the same investment decision may be made for two or more of such accounts.  In such cases, simultaneous transactions are inevitable.  Purchases or sales are then averaged as to price and allocated as to amount in a manner deemed equitable to each such account.  While in some cases this practice could have a detrimental effect on the price or value of the security as far as a Fund is concerned, in other cases it is believed to be beneficial to a Fund.  To the extent permitted by law, the Sub-Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other investment companies or accounts in executing transactions.

Portfolio securities will not be purchased from or sold to the Adviser, the Sub-Adviser, the Distributor or any affiliated person (as defined in the 1940 Act) of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.  A Fund will not purchase securities during the existence of any underwriting or selling group relating to such securities of which the Adviser, Sub-Adviser or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Trust’s Board of Trustees in accordance with Rule 10f-3 under the 1940 Act.

The table below shows the aggregate dollar amount of brokerage commissions paid by the Funds for the periods ended:

Fund	June 30, 2002	June 30, 2003	June 30, 2004
SA Fixed Income Fund	$0	$0	$0
SA U.S. Market Fund	$42,973	$36,337	$100,161
SA U.S. HBtM Fund	$54,897	$51,494	$81,959
SA U.S. Small Company Fund	$60,407	$54,878	$97,446
SA International HBtM Fund	$96,379	$72,007	$100,733
SA International Small Company Fund	$0	$0	$0

The Trust is required to identify the amount of transactions and related commissions for any brokerage transaction directed to a broker for research services during the last fiscal year.  As of June 30, 2004 , the Trust had $ 23,925,918 in such transactions with $ 51,485 in related commissions.

The Trust is required to identify the securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or its parent companies held by the Funds as of the close of their most recent fiscal year and state the value of such holdings.  As of June 30, 2004, the Trust held securities of the following regular brokers or dealers.

Broker/Dealer	SA U.S. Market Fund	SA U.S. HBtM Fund	SA U.S. Small Company Fund
Jefferies & Co.	$30,920	$0	$148,416
Instinet Group	$38,544	$16,368	$0
Investment Technology Group	$6,395	$0	$84,414
Lehman Brothers	$496,650	$0	$0
Morgan Stanley	$1,393,128	$0	$0
Knight Trading Group	$18,036	$0	$92,184
Piper Jaffray Company	$16,283	$0	$135,690
Raymond James Financial	$39,675	$0	$0
Charles Schwab Corp.	$315,208	$0	$0
Sanders Morris Harris Group	$0	$0	$36,600

INFORMATION CONCERNING SHARES

The Trust is a Delaware statutory trust.  Under the Trust’s Declaration of Trust, the beneficial interest in the Trust may be divided into an unlimited number of full and fractional transferable shares.  The Declaration of Trust authorizes the Board of Trustees to classify or reclassify any unissued shares of the Trust into one or more classes by setting or changing, in any one or more respects, their respective designations, preferences, conversion or other rights, voting powers, restrictions, limitations, qualifications and terms and conditions of redemption.  Currently, the Trust’s Board of Trustees has authorized the issuance of an unlimited number of shares of beneficial interest in the Trust, representing interests in six separate series, each of which is a Fund.  Each Fund currently offers one class of shares.

In the event of a liquidation or dissolution of the Trust, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative net asset values of the Funds, of any general assets not belonging to any particular Fund that are available for distribution.  Shareholders of a Fund are entitled to participate in the net distributable assets of the particular Fund involved in liquidation, based on the number of shares of the Fund that are held by each shareholder.

Shares of the Trust have non-cumulative voting rights and, accordingly, the holders of more than 50% of the Trust’s outstanding shares (irrespective of class) may elect all of the Trustees.  Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion.  When issued for payment as described in the Prospectus, shares will be fully paid and non-assessable by the Trust.

Shareholder meetings to elect Trustees will not be held unless and until such time as required by law.  At that time, the Trustees then in office will call a shareholders’ meeting to elect Trustees.  Except as set forth above, the Trustees will continue to hold office and may appoint successor Trustees.  Meetings of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION INFORMATION

Purchases and redemptions are discussed in the Funds’ Prospectus, and such information is incorporated herein by reference.

The Funds will be open on days that the New York Stock Exchange (“NYSE”) is open and will generally be closed on days the NYSE is closed.  As of the date of this SAI, the NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  Purchase and redemption requests will not be processed on days the Funds are closed.

Retirement Plans.  Shares of any of the Funds may be purchased in connection with various types of tax-deferred retirement plans, including individual retirement accounts (“IRAs”), 401(k) plans, deferred compensation for public schools and charitable organizations (403(b) plans) and simplified employee pension IRAs (SEP-IRAs).  An individual or organization considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan.  An annual custodial fee is also charged on IRAs.  This custodial fee is due by December 15 of each year and may be paid by check or shares liquidated from a shareholder’s account.

In-Kind Purchases.  Payment for shares may, in the discretion of the Sub-Adviser, be made in the form of securities that are permissible investments for the Funds as described in the Prospectus.  For further information about this form of payment please contact the Adviser.  In connection with an in-kind securities payment, a Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Funds; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable by a listing on a nationally recognized securities exchange; and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other tax matters relating to the securities.

Redemption In-Kind.  Redemption proceeds are normally paid in cash; however, each Fund reserves the right to pay the redemption price in whole or part by a distribution in kind of securities from the portfolio of the particular Fund, in lieu of cash.  Redemption in-kind will be made in conformity with applicable rules of the SEC taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Board of Trustees determines to be fair and equitable.  The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, under which the Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the class’ net asset value during any 90-day period.  If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets into cash.

Other Redemption Information.  The Funds reserve the right to suspend or postpone redemptions during any period when: (i) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (ii) the NYSE is closed for other than customary weekend and holiday closings; (iii) the SEC has by order permitted such suspension or postponement for the protection of the shareholders; or (iv) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable.

The Funds may involuntarily redeem an investor’s shares if the net asset value of such shares is less than $10,000, provided that involuntary redemptions will not result from fluctuations in the value of an investor’s shares.  A notice of redemption, sent by first-class mail to the investor’s address of record, will fix a date not less than 60 days after the mailing date, and shares will be redeemed at the net asset value at the close of business on that date unless sufficient additional shares are purchased to bring the aggregate account value up to $10,000 or more.  A check for the redemption proceeds payable to the investor will be mailed to the investor at the address of record.

TAXES

The following section summarizes certain federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds’ Prospectus.  No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.  This discussion is based upon provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the regulations promulgated thereunder, and judicial and administrative ruling authorities, as of the date of this SAI, all of which are subject to change, which change may be retroactive.  Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences thereof arising under the laws of any state, locality, foreign country, or other taxing jurisdiction.

TAX STATUS OF THE FUNDS

Each Fund has elected and intends to continue to qualify to be taxed separately as a regulated investment company under the Code.  As such, a Fund will not be subject to federal income tax on its net investment income and realized capital gains that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss, determined without regard to any deductions for dividends paid), if any, for the year (the  “Distribution Requirement”) and satisfies certain other requirements of the Code that are described below.  Distributions of investment company taxable income made during a taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement for that year.

In addition to satisfying the Distribution Requirement, each Fund must derive at least 90% of its gross income with respect to a taxable year from dividends, interest, payments with respect to certain securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies (the “Income Requirement”).

In addition to the foregoing requirements, at the close of each quarter of its taxable year, (1) at least 50% of the value of a Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers limited, in respect of any one issuer, to not more than 5% of the value of its total assets and not more than 10% of the outstanding voting securities of such issuer), and (2) no more than 25% of the value of a Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or in two or more issuers that such Fund controls and that are engaged in the same or similar trades or businesses (the “Diversification Requirement”).

If for any taxable year any Fund does not qualify for treatment as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to its shareholders.  In such event, all distributions would be taxable as ordinary income and would be eligible for the dividends-received deduction in the case of corporate shareholders to the extent of such Fund’s current and accumulated earnings and profits.

Although each Fund expects to continue to qualify for treatment as a “regulated investment company” and thereby be relieved of all or substantially all federal income tax, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities.

TAXATION OF FUND DISTRIBUTIONS

Distributions of net income a Fund earns from investments in debt securities and any net realized short-term capital gains will be taxable to its shareholders as ordinary income and will not be eligible for the dividends-received deduction available to corporations.

Each Fund intends to distribute to its shareholders any excess of net long-term capital gain over net short-term capital loss (“net capital gain”) for each taxable year.  Such gain is taxable to shareholders as gain from the sale or exchange of a capital asset held for more than one year, regardless of the length of time a shareholder has held his or her Fund shares and regardless of whether the distribution is paid in cash or reinvested in shares.  The Funds expect that capital gain distributions will be taxable to shareholders as long-term capital gain.  Capital gain distributions are not eligible for the dividends-received deduction.

Each Fund may designate distributions of investment income derived from dividends of U.S. corporations and some foreign corporations as “qualified dividend income,” provided holding period and other requirements are met by the Fund.  Qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided the shareholder meets the same holding period and other requirements with respect to qualified dividend income.

In the case of corporate shareholders, Fund distributions for any taxable year generally qualify for the dividends-received deduction (or “qualified dividend” treatment in the case of individual shareholders) to the extent of the gross amount of “qualifying dividends” received by such Fund for the year and if certain holding period requirements are met.  Generally, a dividend will be treated as a “qualifying dividend” if it has been received from a domestic corporation.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax (“Excise Tax”).  To prevent imposition of the Excise Tax, a Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed during those years.  A distribution will be treated as paid (and received by shareholders) on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during the following January.  To prevent application of the Excise Tax, each Fund intends to make its distributions in accordance with this calendar year distribution requirement.

Shareholders will be advised annually as to the federal income tax consequences of distributions made by the Funds each year.

TAXATION OF DISPOSITION OF SHARES

Upon a redemption or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares.  Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands and will be long-term or short-term, generally, depending upon the shareholder’s holding period for the shares.  Any loss realized on a redemption or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of distributions) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of.  In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.  Any loss a shareholder realizes on the sale of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain with respect to such shares.

TAXATION OF FOREIGN INVESTMENTS

Income a Fund receives from sources within foreign countries may be subject to withholding and other foreign taxes.  The payment of such taxes will reduce the amount of distributions paid to the Fund’s shareholders.  As long as SA International HBtM Fund or SA International Small Company Fund (each an “International Fund”) qualifies for treatment as a regulated investment company and more than 50% of the value of its assets at the close of the taxable year consists of securities of foreign issuers, it may elect to pass through its foreign tax credits to its shareholders.  Either International Fund may make this election in some, but not necessarily all, of its taxable years.  If either International Fund made such an election, an amount equal to the foreign income taxes it paid would be included in the income of its shareholders and the shareholders would be entitled to credit their portions of this amount against their federal income tax due, if any, or to deduct such portions from their U.S. taxable income, if any.  Shortly after any year for which it makes such an election, an International Fund will report to its shareholders, in writing, the amount per share of such foreign tax that must be included in each shareholder’s gross income and the amount that will be available for deduction or credit.  No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions.  Certain limitations are imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed.

Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to limitations, including the restriction that the credit may not exceed the shareholder’s federal income tax (determined without regard to the availability of the credit) attributable to his or her total foreign source taxable income.  For this purpose, the portion of dividends and distributions paid by an International Fund from its foreign-source income will be treated as such.  The Fund’s gains and losses from the sale of securities will generally be treated as derived from U.S. sources, and certain foreign currency gains and losses likewise will be treated as derived from U.S. sources.  The limitation on the foreign tax credit is applied separately to foreign source “passive income,” such as the portion of dividends received from an International Fund that qualifies as foreign-source income.  In addition, only a portion of the foreign tax credit will be allowed to offset any alternative minimum tax imposed on corporations and individuals.  Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by an International Fund.

An International Fund may invest in shares of passive foreign investment companies (“PFICs”) either directly (in the case of SA International HBtM Fund) or indirectly (through the Master Fund, in the case of SA International Small Company Fund).  In general, a foreign corporation is a PFIC if at least one-half of its assets constitute passive assets or 75% or more of its gross income is passive.  Under certain circumstances, an International Fund will be subject to federal income tax on a portion of any “excess distribution” it receives, directly or indirectly, on the stock of a PFIC or of any gain on its direct or indirect disposition of that stock (collectively “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders.  The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to the extent it distributes that income to its shareholders.

If an International Fund elects to treat a PFIC as a “qualified electing fund” (“QEF”), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF’s annual ordinary earnings and net capital gain – which the Fund likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax – even if the QEF did not distribute those earnings and gain.  In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

SA International HBtM Fund or the Master Fund also may elect to “mark to market” its stock in any PFIC.  “Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the adjusted basis therein as of the end of that year.  Pursuant to the election, a deduction (as an ordinary, not capital, loss) also would be allowed for the excess, if any, of the holder’s adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income for prior taxable years under the election.  The adjusted basis in each PFIC’s stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Under Code section 988, gains or losses (1) from the disposition of foreign currencies, including forward currency contracts, (2) except in certain circumstances, from options and forward contracts on foreign currencies (and on financial instruments involving foreign currencies) and from notional principal contracts (e.g., swaps, caps, floors, and collars) involving payments denominated in foreign currencies, (3) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security, and (4) that are attributable to exchange rate fluctuations between the time a Fund accrues interest, dividends, or other receivables or expenses or other liabilities denominated in a foreign currency and the time it actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss.  These gains or losses will increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain.

TAXATION OF OTHER FUND INVESTMENTS

Certain Financial Instruments.  Special rules govern the federal income tax treatment of financial instruments that some Funds may hold.  These rules may have a particular impact on the amount of income or gain that the Funds must distribute to their respective shareholders to comply with the Distribution Requirement and on the income or gain qualifying under the Income Requirement.

Original Issue Discount.  The Funds may purchase debt securities with original issue discount, which represents the difference between the original issue price of the debt instrument and its stated redemption price at maturity.  Original issue discount is required to be accrued on a daily basis and is considered interest income for federal income tax purposes.  Therefore, such income is subject to the Distribution Requirement for a Fund, even if it receives no corresponding payment on the security during the year.  Because each Fund annually must distribute substantially all of its investment company taxable income (determined without regard to any deduction for dividends paid), including any accrued original issue discount, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives.  Those distributions will be made from a Fund’s cash assets or from the proceeds of sales of its portfolio securities, if necessary.  A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

Market Discount.  The Funds may purchase debt securities at a discount in excess of the original issue discount or at a discount to the stated redemption price at maturity (for debt securities without original issue discount).  This discount is called “market discount.”  Market discount is permitted to be recorded daily or at the time of disposition of the debt security.  If market discount is to be recognized at time of disposition of the debt security, accrued market discount is recognized to the extent of gain on the disposition of the debt security.

Hedging Transactions.  The taxation of equity options and over-the-counter options on debt securities is governed by Code section 1234.  Pursuant to that section, the premium a Fund receives for selling a put or call option is not included in income at the time of receipt.  If the option expires, the premium is short-term capital gain to the Fund.  If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss.  If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security.  With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option.  If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option.  If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

Some futures and foreign currency contracts and “nonequity” options (i.e., certain listed options, such as those on a “broad-based” securities index) in which a Fund may invest may be “section 1256 contracts.” Gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses arising from certain section 1256 contracts may be treated as ordinary income or loss.  Also, section , 1256 contracts a Fund holds at the end of each taxable year (and generally for purposes of the Excise Tax, on October 31 of each year) are “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized.  These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain a Fund recognizes, without in either case increasing the cash available to it.  A Fund may elect not to have the foregoing rules apply to any “mixed straddle” (that is, a straddle, the Fund clearly identifies in accordance with applicable regulations, at least one (but not all) of the positions of which are section 1256 contracts), although doing so may have the effect of increasing the relative portion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute.

Generally, hedging transactions, if any, a Fund undertakes may result in “straddles” for federal income tax purposes.  The straddle rules may affect the character of gains (or losses) a Fund realizes.  In addition, losses a Fund realizes on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized.  Hedging transactions may increase the amount of short-term capital gain realized by the Funds that is taxed as ordinary income when distributed to shareholders.  If a Fund makes one or more elections available under the Code, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made.  The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.  Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of hedging transactions to the Funds are not entirely clear.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount that must be distributed to Fund shareholders, and that will be taxed to them as ordinary income or long-term capital gains, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

The Diversification Requirement may limit the extent to which the Funds will be able to engage in transactions in options, futures or forward contracts.

Constructive Sales.  If a Fund has an “appreciated financial position” – generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than “straight debt”), or partnership interest the fair market value of which exceeds its adjusted basis – and enters into a “constructive sale” of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time.  A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract a Fund or a related person enters into with respect to the same or substantially identical property.  In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale.  The foregoing will not apply, however, to any Fund transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

MISCELLANEOUS

The foregoing discussion relates only to the federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and domestic corporations, partnerships, trusts and estates).  Distributions by the Funds and dispositions of Fund shares also may be subject to state and local taxes, and their treatment under state and local income tax laws may differ from the federal income tax treatment.  Shareholders should consult their tax advisors with respect to particular questions of federal, state and local taxation.  Shareholders who are not U.S. persons should consult their tax advisors regarding U.S. and foreign tax consequences of ownership of shares of a Fund, including the likelihood that distributions to them would be subject to withholding of federal income tax at a rate of 30% (or at a lower rate under a tax treaty).  Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

TOTAL RETURN

The total return

 for each Fund (annualized) for one year and the life of the Fund, ended June 30, 2004 , was:

Fund	Total Return for Fiscal Year Ended June 30, 2004	Average Annual Total Return from Inception to June 30, 2004
SA Fixed Income Fund(a)	(1.88)%	4.94%
SA U.S. Market Fund(b)	19.12%	0.66%
SA U.S. HBtM Fund(b)	24.45%	2. 07%
SA U.S. Small Company Fund(b)	33.66%	10.45%
SA International HBtM Fund(b)	37.76%	3.13%
SA International Small Company Fund(b)	44.21%	8.63%

(a)

Inception date July 29, 1999.

(b)

Inception date August 5, 1999.

AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS)

The Funds’ average annual total returns (after taxes on distributions) as of June 30, 2004 were as follows:

Fund	Total Return (after taxes on distributions) for Fiscal Year Ended June 30, 2004	Average Annual Total Return (after taxes on distributions) from Inception to June 30, 2004
SA Fixed Income Fund(a)	(2.43)%	3.43%
SA U.S. Market Fund(b)	18.90%	0.50%
SA U.S. HBtM Fund(b)	24.30%	1.87%
SA U.S. Small Company Fund(b)	33.66%	10.43%
SA International HBtM Fund(b)	37.60%	2.99%
SA International Small Company Fund(b)	43.88%	8.19%

(a)

Inception date July 29, 1999.

(b)

Inception date August 5, 1999.

AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES)

The Funds’ average annual total returns (after taxes on distributions and sale of Fund shares) as of June 30, 2004 were as follows:

Fund	Total Return (after taxes on distributions and redemptions) for Fiscal Year Ended June 30, 2004	Average Annual Total Return (after taxes on distributions) from Inception to June 30, 2004
SA Fixed Income Fund(a)	0.20%	3.40%
SA U.S. Market Fund(b)	12.42%	0.46%
SA U.S. HBtM Fund(b)	15.88%	1 ..64%
SA U.S. Small Company Fund(b)	21.88%	9.10%
SA International HBtM Fund(b)	24.78%	2 ..64%
SA International Small Company Fund(b)	28.71%	7.20%

(a)

Inception date July 29, 1999.

(b)

Inception date August 5, 1999.

FINANCIAL STATEMENTS

Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.  The Trust’s June 30, 2004 financial statements and the report thereon of PricewaterhouseCoopers LLP from the Trust’s June 30, 2004 annual report (as filed with the SEC on August 25, 2004 pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder (Accession Number 0001047469- 04-027550 )) are incorporated herein by reference.

PART C: OTHER INFORMATION

ITEM 2 2 ..

EXHIBITS

(a)

Amended and Restated Agreement and Declaration of Trust 6

(b)

Amended and Restated By-Laws are filed herein.

(c)

Not Applicable

(a)

(i)

Amended and Restated Investment Advisory and Administrative

Services Agreement with Assante Asset Management Inc.

3

(i)

Amended and Restated Investment Sub-Advisory Agreement with Dimensional Fund Advisors, Inc.3

(e)

Amended and Restated Distribution Agreement with Assante Capital Management Inc. 3

(f)

Not Applicable

(g)(i)

Custodian Contract with State Street Bank and Trust Company1

(ii)

Amendment to Custodian Contract with State Street Bank and Trust Company3

(h)

(i)

Amended and Restated Sub-Administration Agreement with State Street Bank and Trust

Company5

(ii)

Amendment No. 2 to Sub-Administration Agreement with State Street Bank and Trust Company is filed herein.

(iii)

Form N-Q Fee Schedule to Sub-Administration Agreement with State Street Bank and Trust Company is filed herein.

( iv )

Transfer Agency and Service Agreement with State Street Bank and Trust Company2

( v)

Delegation Agreement with State Street Bank and Trust Company 5

(v i )

Revised Exhibit A to Delegation Amendment with State Street Bank and Trust Company 6

(vi i )

Amended and Restated Shareholder Servicing Agreement with Assante Asset Management Inc. 4

(vii i )

Master Feeder Participation Agreement with DFA Investment Dimensions Group Inc.3

(i)

Opinion and Consent of Kirkpatrick & Lockhart LLP is filed herein.

(j)

(i) (a)

Powers of Attorney dated September 2, 2003 6

(b)

Power of Attorney dated June 29 , 2004 is filed herein.

(ii)

Consent of PricewaterhouseCoopers LLP is filed herein.

(k)

Not Applicable

(l)

Initial Capital Agreement1

(m)

Not Applicable

(n)

Not Applicable

(o)

Not Applicable

(p)

(i)

Code of Ethics for the Trust, the Manager and the Distributor is filed herein.

(i)

Amended and Restated Code of Ethics for Dimensional Fund Advisers Inc. and DFA

Investment Dimensions Group Inc. 6

_______________________________

1 Incorporated herein by reference from Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A (the “Registration Statement”) (File Nos. 333-70423, 811-09195) as filed with the Securities and Exchange Commission on July 15, 1999.

2 Incorporated herein by reference from Post-Effective Amendment No. 5 to the Registration Statement as filed with the Securities and Exchange Commission on July 25, 2000.

3 Incorporated herein by reference from Post-Effective Amendment No. 9 to the Registration Statement as filed with the Securities and Exchange Commission on August 29, 2001.

4 Incorporated herein by reference from Post-Effective Amendment No. 10 to the Registration Statement as filed with the Securities and Exchange Commission on October 26, 2001.

5 Incorporated herein by reference from Post-Effective Amendment No. 11 to the Registration Statement as filed with the Securities and Exchange Commission on October 23, 2002.

6 Incorporated herein by reference from Post-Effective Amendment No. 12 to the Registration Statement as filed with the Securities and Exchange Commission on October 21, 2003.

ITEM 2 3 ..

PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

Not applicable.

ITEM 2 4 ..

INDEMNIFICATION

Indemnification of Registrant’s principal underwriter against certain losses is provided for in the Distribution Agreement incorporated herein by reference to Exhibit (e) hereto.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of Registrant, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, investment adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and the Trust out of its assets shall indemnify and hold harmless each and every Trustee from and against any and all claims, demands and expenses (including reasonable attorneys’ fees) whatsoever arising out of or related to each Trustee’s performance of his or her duties as a Trustee of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee from or against any liability to the Trust or any shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every note, bond, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

ITEM 2 5 ..

BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

LWI Financial Inc. (formerly known as Assante Asset Management Inc.) performs investment advisory services for Registrant and institutional and individual investors.

Dimensional Fund Advisors Inc. performs investment advisory services for Registrant with respect to SA Fixed Income Fund, SA U.S. Market Fund, SA U.S. HBtM Fund, SA U.S. Small Company Fund, SA International HBtM Fund and SA International Small Company Fund and other investment companies and institutional and individual investors.

See the information concerning LWI Financial Inc. (formerly known as Assante Asset Management Inc. ) set forth in Parts A and B of this Registration Statement.

LWI Financial Inc. (formerly known as Assante Asset Management Inc. ) and Dimensional Fund Advisors Inc. are investment advisers registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).  The list required by this Item 2 5 of directors, officers or partners of LWI Financial (formerly known as Assante Asset Management Inc. ) and Dimensional Fund Advisors Inc., together with any information as to any business profession, vocation or employment of a substantial nature engaged in by such directors, officers or partners during the past two years, is incorporated herein by reference from Schedules B and D of Forms ADV filed by LWI Financial Inc. (formerly known as Assante Asset Management Inc. ) (SEC File No. 801-55934) and Dimensional Fund Advisors Inc. (SEC File No. 801-16283) pursuant to the Advisers Act.

ITEM 2 6 ..

PRINCIPAL UNDERWRITERS

(a)

Not Applicable

(b)

(1)	(2)	(3)
Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
Alexander B. Potts LWI Financial Inc. 3055 Olin Avenue Suite 2000 San Jose, CA 95128	President, Chief Executive Officer and Chairman	President and Chief Executive Officer
Kim A. Lawson LWI Financial Inc. 3055 Olin Avenue Suite 2000 San Jose, CA 95128	Corporate Secretary	None
Marcy D. Gonzales LWI Financial Inc. 3055 Olin Avenue Suite 2000 San Jose, CA 95128	Senior Registered Options Principal	None
Jody Wreggit LWI Financial Inc. 1500 Main Street Suite 360 Winnipeg, Manitoba R3C 3Z3 Canada	Chief Financial Officer	None
Frank Paré LWI Financial Inc. 3055 Olin Avenue Suite 2000 San Jose, CA 95128	Chief Compliance Officer	None
Martin Weinberg Loring Ward International Ltd. 1500 Main Street Suite 360 Winnipeg, Manitoba R3C 3Z3 Canada	Outside Director	None

(c)

Not Applicable

ITEM 2 7 ..

LOCATION OF ACCOUNTS AND RECORDS

The following entities prepare, maintain and preserve the records required by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”) for the Registrant. These services are provided to the Registrant through written agreements between the parties to the effect that such records will be maintained on behalf of the Registrant for the periods prescribed by the rules and regulations of the Securities and Exchange Commission under the 1940 Act and that such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request:

(1)

LWI Financial Inc.

3055 Olin Avenue, Suite 200 0

San Jose, California 95128

(2)

Dimensional Fund Advisors Inc.

1299 Ocean Avenue, 11th Floor

Santa Monica, California 90401

(3)

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

(4)

Boston Financial Data Services, Inc.

Two Heritage Drive

North Quincy, Massachusetts 02171

ITEM 29.

MANAGEMENT SERVICES

Not Applicable.

ITEM 30.

UNDERTAKINGS

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 1 3 to the Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 1 3 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica and State of California, on the 2 2 nd day of October, 200 4 ..

SA FUNDS – INVESTMENT TRUST

By:

* /s/ Alexander B. Potts

Alexander B. Potts

President and Chief Executive Officer

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following person in the capacities and on the date indicated:

Signatures

Title

Date

* /s/ Bryan W. Brown

Trustee

October 2 2 , 200 4

Bryan W. Brown

* /s/ Harold M. Shefrin

Trustee

October 2 2 , 200 4

Harold M. Shefrin

* /s/ Mark A. Schimbor

Trustee

October 2 2 , 200 4

Mark A. Schimbor

* /s/ Denis E. Taillieu

Treasurer and Chief

October 2 2 , 200 4

Denis E. Taillieu

Financial and Accounting Officer

*By:

/s/ Jennifer S. Fromm

Jennifer S. Fromm

As Attorney-in-Fact

*filed pursuant to power of attorney.

Exhibit Index

(99)(b)

Amended and Restated By-Laws

(99)(h)(ii)

Amendment No. 2 to the Sub-Administration Agreement with State Street Bank & Trust Company

(99)(h)(iii)

Form N-Q Fee Schedule to Sub-Administration Agreement with State Street Bank

(99)(i)

Opinion and Consent of Kirkpatrick & Lockhart LLP

(99)(j)(i) (b)

Power of Attorney dated June 29 , 200 4

(99)(j)(ii)

Consent of PricewaterhouseCoopers LLP

(99)(p)(i )

Code of Ethics for the Trust, the Manager and the Distributor